================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-06625

                       THE PAYDEN & RYGEL INVESTMENT GROUP
               (Exact name of registrant as specified in charter)

                  333 South Grand Avenue, Los Angeles, CA 90071
                    (Address of principal executive offices)

                             Edward S. Garlock, Esq.
                                    Secretary
                             333 South Grand Avenue
                              Los Angeles, CA 90071
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900

                       Date of fiscal YEAR end: October 31

                     Date of reporting period: January 31, 2009

================================================================================

Payden Cash Reserves Money Market Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
U.S. GOVERNMENT AGENCY (COST-$768,420) (66%)
    20,000,000   FFCB, 1.45%, 9/22/09                               $     20,000
     3,450,000   FFCB, 1.75%, 12/1/09                                      3,483
     2,000,000   FFCB, 0.24%, 3/24/09                                      2,000
     2,000,000   FFCB, 4.125%, 7/17/09                                     2,009
    12,000,000   FFCB Disc Note, 0.79%, 11/13/09 (a)                      11,926
    18,000,000   FFCB Disc Note, 0.81%, 12/21/09 (a)                      17,871
    20,000,000   FHLB, 1.248%, 7/9/10                                     19,994
    22,090,000   FHLB, 2.20%, 4/1/09                                      22,088
    10,000,000   FHLB, 2.20%, 2/19/10                                      9,969
    24,750,000   FHLB, 2.25%, 2/20/09                                     24,749
     4,250,000   FHLB, 2.45%, 4/7/09                                       4,252
     5,250,000   FHLB, 2.535%, 7/10/09                                     5,250
     5,000,000   FHLB, 2.56%, 2/13/09                                      4,999
    20,000,000   FHLB, 2.624%, 5/13/09                                    19,991
    23,550,000   FHLB, 2.65%, 2/27/09                                     23,555
     1,250,000   FHLB, 1.094%, 8/5/09                                      1,251
    31,000,000   FHLB, 2.80%, 2/6/09                                      31,000
    25,000,000   FHLB, 2.17%, 2/11/09                                     25,000
    10,615,000   FHLB, 3.375%, 12/18/09                                   10,860
    10,000,000   FHLB, 5.00%, 12/11/09                                    10,352
       805,000   FHLB, 5.25%, 3/13/09                                        807
     4,675,000   FHLB, 5.25%, 8/5/09                                       4,762
    12,500,000   FHLB Disc Note, 0.86%, 1/11/10 (a)                       12,399
    15,000,000   FHLB Disc Note, 0.95%, 1/19/10 (a)                       14,863
    25,000,000   FHLB Disc Note, 0.86%, 1/5/10 (a)                        24,801
    25,000,000   FHLMC, 1.25%, 7/12/10                                    25,000
    17,000,000   FHLMC, 0.29%, 10/19/09                                   16,972
    25,000,000   FHLMC, 0.33%, 9/18/09                                    25,000
     6,755,000   FHLMC, 0.33%, 9/28/09                                     6,745
     1,360,000   FHLMC, 4.25%, 7/15/09                                     1,367
     9,460,000   FHLMC, 4.875%, 2/17/09                                    9,468
     3,670,000   FHLMC, 4.875%, 2/9/10                                     3,823
    22,755,000   FHLMC, 5.25%, 5/21/09                                    23,027
    28,438,000   FHLMC, 5.75%, 3/15/09                                    28,543
     2,490,000   FHLMC, 6.625%, 9/15/09                                    2,559
    19,850,000   FHLMC Disc Note, 1.72%, 11/20/09 (a)                     19,577
     9,850,000   FHLMC Disc Note, 0.96%, 12/7/09 (a)                       9,770
     6,818,000   FHLMC Disc Note, 0.25%, 3/6/09 (a)                        6,817
    25,000,000   FHLMC Disc Note, 1.22%, 5/29/09 (a)                      24,903
       150,000   FHLMC Disc Note, 1.06%, 6/22/09 (a)                         149
    43,304,000   FHLMC Disc Note, 2.69%, 3/16/09 (a)                      43,170
     8,800,000   FNMA, 1.24%, 7/13/10                                      8,800
    50,200,000   FNMA, 1.66%, 2/12/10                                     50,131
     5,973,000   FNMA, 3.25%, 2/10/10                                      6,124
    15,715,000   FNMA, 3.25%, 2/17/09                                     15,717
    21,000,000   FNMA, 4.25%, 5/15/09                                     21,086
       600,000   FNMA, 1.08%, 1/21/10                                        601
     4,000,000   FNMA, 4.875%, 4/15/09                                     4,018
    30,000,000   FNMA Disc Note, 2.23%, 2/18/09 (a)                       29,971
    20,000,000   FNMA Disc Note, 1.01%, 3/16/09 (a)                       19,977
    15,000,000   FNMA Disc Note, 1.77%, 4/29/09 (a)                       14,937
    15,000,000   FNMA Disc Note, 1.22%, 5/21/09 (a)                       14,946
     7,000,000   FNMA Disc Note, 1.83%, 2/27/09 (a)                        6,991
                                                                    ------------
                                                                         768,420
                                                                    ------------
U.S. GOVERNMENT GUARANTEED (COST-$85,042) (7%)
    30,000,000   GE Capital, 0.41%, 6/29/09                               29,951
    15,000,000   Goldman Sachs Group, 2.70%, 12/3/10                      15,124
    40,000,000   Citigroup, 0.86%, 3/9/09 (a)                             39,967
                                                                    ------------
                                                                          85,042
                                                                    ------------
INVESTMENT COMPANY (COST-$10,624) (1%)
    10,623,888   Dreyfus Treasury Cash Management Fund                    10,624
REPURCHASE AGREEMENTS (COST-$300,000) (26%)
   150,000,000   Barclays Tri Party, 0.24%, 2/2/09 (b)                   150,000
   150,000,000   Deutsche Bank Tri Party, 0.25%, 2/2/09 (c)              150,000
                                                                    ------------
                                                                         300,000
                                                                    ------------
TOTAL (COST-$1,164,086) (100%)                                         1,164,086
OTHER ASSETS, NET OF LIABILITIES (0%)                                      3,714
                                                                    ------------
NET ASSETS (100%)                                                   $  1,167,800
                                                                    ============

(a)  Yield to maturity at time of purchase.

(b) The repurchase agreement dated 1/30/2009 is collateralized by the following securities:

Barclays-Bank of New York Tri Party
   144,702,300   U.S. Treasury Bill, Apr-09                          144,626,331
     5,498,400   U.S. Treasury Note 3.625%, Apr-28                     8,373,759
                                                                    ------------
                                                                    $153,000,090
                                                                    ============

(c) The repurchase agreement dated 1/30/2009 is collateralized by the following security:

Deutsche Bank-Deutsche Bank Tri Party
   153,829,800   U.S. Treasury Note 1.125%, Jan-12                  $153,000,067
                                                                    ============

VALUATION INPUTS (000S)

          Investments in   Other Financial
 Level      Securities       Instruments
-------   --------------   ---------------
Level 1     $  310,624           $--
Level 2        853,462            --
Level 3             --            --
            ----------           ---
Total       $1,164,086           $--
            ==========           ===

Payden Limited Maturity Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (94%)
ASSET BACKED (5%)
       342,699   Asset Backed Funding Certificates, 0.69%,
                    4/25/34                                         $        202
     1,056,470   Capital Auto Receivables Asset Trust, 0.39%,
                    7/15/10                                                  999
     1,000,000   Ford Credit Floorplan Master Owner Trust, 0.78%,
                    6/15/11                                                  953
    83,863,000   JLOC, 0.98%, 1/15/15                                        783
       474,646   Long Beach Mortgage Loan Trust, 6.245%, 8/25/33              85
       600,000   Wachovia Auto Owner Trust, 5.80%, 1/20/15                   427
                                                                    ------------
                                                                           3,449
                                                                    ------------
CORPORATE (32%)
     1,000,000   American Honda Finance 144A, 2.43%, 2/9/10 (b)              986
       850,000   Anadarko Petroleum Corp., 2.39%, 9/15/09                    835
       500,000   Astrazeneca PLC, 2.46%, 9/11/09                             497
       700,000   Bank of America NA, 1.70%, 12/23/10                         702
       500,000   Bear Stearns Co., 1.41%, 1/31/11                            470
       600,000   Berkshire Hathaway Finance, 4.125%, 1/15/10                 614
       550,000   BP Capital Markets PLC, 2.08%, 3/17/10                      545
       800,000   Caterpillar Finance Service Corp., 3.20%, 8/6/10            770
       500,000   Citigroup Inc., 2.38%, 5/18/10                              460
     1,100,000   CME Group Inc., 3.35%, 8/6/10                             1,100
     1,400,000   Comcast Corp., 1.46%, 7/14/09                             1,382
       675,000   CVS Caremark Corp., 2.50%, 6/1/10                           644
       500,000   DaimlerChrysler NA Holding, 2.34%, 3/13/09                  500
       180,000   DaimlerChrysler NA Holding, 3.64%, 8/3/09                   174
       750,000   E.I. Du Pont de Nemours, 4.125%, 4/30/10                    762
     1,145,000   Erac USA Finance Co. 144A, 1.43%, 4/30/09 (b)             1,104
       779,000   General Electric Capital Corp., 1.625%, 1/7/11              780
     1,800,000   General Mills Inc., 1.25%, 1/22/10                        1,767
       600,000   GlaxoSmithKline Capital Inc., 2.80%, 5/13/10                596
       750,000   Hewlett-Packard Co., 2.62%, 9/3/09                          749
       750,000   John Deere Capital Corp., 2.61%, 2/26/10                    731
       805,000   National Rural Utilities Cooperative, 2.21%,
                    7/1/10                                                   776
       510,000   Province of Ontario, 3.125%, 9/8/10                         515
     1,490,000   Safeway Inc., 1.81%, 3/27/09                              1,488
       470,000   Southern Co., 2.91%, 8/20/10                                458
       900,000   Sprint Nextel Corp., 1.86%, 6/28/10                         770
       500,000   Telecom Italia Capital, 1.75%, 7/18/11                      425
       900,000   Time Warner Inc., 2.40%, 11/13/09                           879
       750,000   United Health Group, 2.29%, 3/2/09                          749
       700,000   Verizon Communications, 1.47%, 4/3/09                       700
     1,000,000   Wells Fargo Co., 2.09%, 9/15/09                             994
                                                                    ------------
                                                                          23,922
                                                                    ------------
FOREIGN GOVERNMENT GUARANTEED (3%)
       980,000   Commonwealth Bank of Australia 144A, 2.40%,
                    1/12/12 (b)                                              978
     1,161,000   National Australia Bank 144A, 2.55%, 1/13/12 (b)          1,164
                                                                    ------------
                                                                           2,142
                                                                    ------------
MORTGAGE BACKED (26%)
       750,000   Arkle Master Issuer Plc 144A, 2.52%, 2/17/52 (b)            640
       186,557   Bear Stearns Alt-A Trust, 5.95%, 3/25/34                    129
       587,813   FH 847515 ARM, 5.84%, 2/1/34                                598
     1,497,890   FHLMC, 5.25%, 8/15/11                                     1,532
       202,642   FHR 2773 EB, 4.50%, 8/15/13                                 203
     1,219,753   FHR 2893 PA, 4.00%, 4/15/25                               1,225
     1,453,364   FHR 3279 PA, 5.50%, 2/15/23                               1,482
     3,275,547   FN 849088 ARM, 4.247%, 11/1/35                            3,280
            53   FNR 03-11 GF, 0.53%, 2/25/18                                  0
     3,231,989   FNW 04-W2 4A, 5.71%, 2/25/44                              3,115
     1,152,733   GNR 02-48 FT, 0.52%, 12/16/26                             1,144
       431,247   GNR 99-43 FA, 0.77%, 11/16/29                               429
       750,000   Grace Church Mortgage Financing PLC 144A, 2.60%,
                    11/20/56 (b)                                             606
       850,000   Granite Master Trust PLC, 0.789%, 12/17/54                  128
     1,187,527   Harborview Mortgage Loan Trust, 5.44%, 1/19/35              693
       400,000   Holmes Master Issuer Plc 144A, 1.48%,
                    7/15/40 (b)                                              347
       346,161   Homebanc Mortgage Trust, 1.24%, 8/25/29                     217
       700,000   Permanent Master Issuer Plc, 1.49%, 7/17/42                 608
     1,618,677   Sequoia Mortgage Trust, 0.55%, 7/20/36                    1,154
       418,722   Sequoia Mortgage Trust, 0.75%, 10/20/27                     349
       409,280   Structured ARM Loan Trust, 5.48%, 9/25/34                   267
       851,818   Structured Asset Mortgage Investments Inc.,
                    5.29%, 5/25/36                                           409
       873,737   Structured Asset Mortgage Investments Inc.,
                    5.58%, 7/25/32                                           782
                                                                    ------------
                                                                          19,337
                                                                    ------------
U.S. GOVERNMENT AGENCY (26%)
     6,000,000   FFCB, 4.75%, 5/7/10                                       6,265
     1,240,000   FHLB, 1.24%, 7/9/10                                       1,240
     3,000,000   FHLB, 1.74%, 12/15/09                                     3,005
     1,200,000   FHLB, 2.20%, 4/1/09                                       1,203
     3,700,000   FHLB, 3.375%, 12/18/09                                    3,776
     1,400,000   FHLMC, 1.25%, 7/12/10                                     1,401
     2,500,000   FHLMC, 2.6638%, 10/8/09                                   2,498
                                                                    ------------
                                                                          19,388
                                                                    ------------
U.S. GOVERNMENT GUARANTEED (0%)
       500,000   General Electric Capital Corp., 1.21%, 1/20/10              491
COMMERCIAL PAPER (2%)
       600,000   DNSKEC CP, 0.39%, 2/23/09                                   600
       600,000   LLYPP CP, 0.50%, 7/8/09                                     599
       350,000   Royal Bank of Scotland CP, 0.60%, 7/22/09                   349
                                                                    ------------
                                                                           1,548
                                                                    ------------
TOTAL BONDS (COST-$74,560)                                                70,277
INVESTMENT COMPANY (COST-$3,921) (5%)
     3,921,425   Paydenfunds Cash Reserves Money Market Fund *             3,921
                                                                    ------------
TOTAL (COST-$78,481) (a) (99%)                                            74,198
OTHER ASSETS, NET OF LIABILITIES (1%)                                        481
                                                                    ------------
NET ASSETS (100%)                                                   $     74,679
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   302
Unrealized depreciation        (4,585)
                              -------
Net unrealized depreciation   $(4,283)
                              =======

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1      $ 5,469            $ --
Level 2       68,729             (54)
Level 3           --              --
             -------            ----
Total        $74,198            $(54)
             =======            ====

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                     Contract     Unrealized
Delivery                                  Contract     Value    (Depreciation)
  Date            Currency (000s)           Price     (000s)         (000s)
--------          ---------------         --------   --------   --------------
LIABILITY:
2/12/2009    Japanese Yen (Sell 96,200)    89.7705    $1,072         $(33)

OPEN SWAP CONTRACTS (000S)

                      Fund     Expiration    Notional     Unrealized
Contract Type        (Pays)       Date      Principal   (Depreciation)
-------------        ------    ----------   ---------   --------------
LIABILITY:
Interest Rate Swap   (5.503%)    Jun-11        $590         $(54)

Payden Short Bond Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

 Principal                                                             Value
 or Shares                      Security Description                   (000)
------------                    --------------------                ------------
BONDS (99%)
ASSET BACKED (4%)
     3,000,000   AEP Texas Central Trans, 4.98%, 7/1/15             $      3,075
     3,290,828   Capital Auto Receivables Asset Trust 144A,
                    5.32%, 3/20/10 (b)                                     3,265
       880,392   Capital Auto Receivables Asset Trust, 0.39%,
                    7/15/10                                                  832
     6,100,000   Carmax Auto Owner Trust, 5.14%, 11/15/11                  5,816
                                                                    ------------
                                                                          12,988
                                                                    ------------
CORPORATE (25%)
     1,430,000   3M Co., 4.50%, 11/1/11                                    1,497
     1,800,000   Abbott Laboratories, 5.60%, 5/15/11                       1,929
       570,000   Allied Waste North America, 7.875%, 4/15/13                 572
     3,000,000   Amgen Inc., 4.00%, 11/18/09                               3,007
     1,200,000   AT&T Inc., 4.85%, 2/15/14                                 1,207
     2,700,000   Barclays Bank PLC, 4.25%, 10/27/11                        3,611
     4,805,000   Bellsouth Corp., 4.20%, 9/15/09                           4,871
       935,000   Bombardier Inc. 144A, 6.75%, 5/1/12 (b)                     844
       865,000   Boston Scientific Corp., 6.00%, 6/15/11                     839
     1,825,000   Bottling Group LLC, 6.95%, 3/15/14                        2,091
     1,250,000   BP Capital Markets PLC, 5.25%, 11/7/13                    1,329
     1,775,000   Cisco Systems Inc., 5.25%, 2/22/11                        1,857
     4,600,000   Citigroup Inc., 3.625%, 2/9/09                            4,599
     1,300,000   ConocoPhillips, 4.75%, 2/1/14                             1,312
     1,040,000   ConocoPhillips, 5.75%, 2/1/19                             1,043
       940,000   CSC Holdings Inc., 7.625%, 4/1/11                           940
     1,100,000   DaimlerChrysler NA Holding, 3.64%, 8/3/09                 1,062
       935,000   Dynegy Holdings Inc., 6.875%, 4/1/11                        865
       945,000   Echostar DBS Corp., 6.375%, 10/1/11                         910
     3,600,000   European Investment Bank, 4.75%, 4/15/11                  4,846
     4,500,000   General Electric Capital Corp., 4.25%, 9/13/10            4,510
     1,783,000   General Mills Inc., 5.65%, 2/15/19                        1,822
       785,000   Georgia-Pacific Corp., 8.125%, 5/15/11                      761
       710,000   Goldman Sachs Group Inc., 3.25%, 6/15/12                    729
     3,564,000   HSBC USA Inc., 3.125%, 12/16/11                           3,651
     1,315,000   Ingersoll-Rand Finance I, 3.67%, 8/13/10                  1,222
     1,900,000   International Bank for Reconstruction &
                    Development, 3.125%, 11/15/11                          1,931
     1,840,000   John Deere Capital Corp., 1.84%, 1/18/11                  1,755
       830,000   Mirant Americas Generator Inc., 8.30%, 5/1/11               820
       855,000   Nalco Co., 7.75%, 11/15/11                                  829
     1,076,000   National Rural Utilities, 5.75%, 8/28/09                  1,098
       820,000   National Rural Utilities, 7.25%, 3/1/12                     866
     2,400,000   Neder Waterschapsbank, 4.625%, 7/25/11                    3,213
     2,365,000   Oracle Corp., 5.00%, 1/15/11                              2,469
     2,000,000   Procter & Gamble Co., 2.36%, 3/9/10                       1,997
     1,435,000   Procter & Gamble Co., 4.60%, 1/15/14                      1,521
     1,625,000   Province of Ontario, 2.75%, 2/22/11                       1,629
     1,900,000   Province of Ontario, 3.125%, 9/8/10                       1,919
       420,000   Qwest Capital Funding, 7.25%, 2/15/11                       391
       885,000   Rock-Tennessee Co., 8.20%, 8/15/11                          881
     1,650,000   Sempra Energy, 7.95%, 3/1/10                              1,696
     6,425,000   SLM Corp., 1.29%, 7/27/09                                 6,183
     2,350,000   Sprint Capital Corp., 6.375%, 5/1/09                      2,333
       935,000   Sprint Capital Corp., 8.375%, 3/15/12                       748
       930,000   Steel Dynamics Inc., 7.375%, 11/1/12                        842
     1,300,000   Toronto-Dominion Bank, 4.288%, 9/10/10                    1,645
       930,000   US Oncology Inc., 9.00%, 8/15/12                            870
     1,640,000   Verizon Global Corp., 7.25%, 12/1/10                      1,747
     1,129,000   Wachovia Corp., 5.30%, 10/15/11                           1,148
                                                                    ------------
                                                                          90,457
                                                                    ------------
FOREIGN GOVERNMENT GUARANTEED (4%)
     2,653,000   Commonwealth Bank of Australia 144A, 2.40%,
                    1/12/12 (b)                                            2,648
     2,320,000   Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)              2,306
     3,146,000   National Australia Bank 144A, 2.55%, 1/13/12 (b)          3,153
     4,690,000   SFEF 144A, 2.125%, 1/30/12 (b)                            4,656
                                                                    ------------
                                                                          12,763
                                                                    ------------
MORTGAGE BACKED (30%)
     6,918,138   Adjustable Rate Mortgage Trust, 5.94%, 3/25/37            3,748
     5,475,347   FG G13328 30YR, 6.00%, 11/1/22                            5,705
     3,945,264   FH 782784 ARM, 4.384%, 10/1/34                            3,948
     1,508,960   FHR 2891 LN, 4.25%, 6/15/24                               1,516
     2,690,665   FN 708229 ARM, 5.00%, 4/1/33                              2,734
     1,018,345   FN 743821 ARM, 4.74%, 11/1/33                             1,034
       780,853   FN 755867 ARM, 4.89%, 12/1/33                               789
     1,822,227   FN 790762 ARM, 5.096%, 9/1/34                             1,854
     2,567,687   FN 790764 ARM, 4.88%, 9/1/34                              2,604
     2,454,342   FN 794792 ARM, 5.07%, 10/1/34                             2,486
     2,141,256   FNMA 794797 ARM, 4.717%, 10/1/34                          2,171
     9,475,437   G2 4040 30YR, 6.50%, 10/20/37                             9,831
    10,117,097   G2 4195 30YR, 6.00%, 7/20/38                             10,410
     9,696,646   G2 4196 30YR, 6.50%, 7/20/38                             10,061
     2,452,896   G2 4223 30YR, 6.50%, 8/20/38                              2,545
     7,327,771   G2 4246 30YR, 6.50%, 9/20/38                              7,603
     6,200,173   GN 664471 30YR, 6.00%, 12/15/37                           6,391
     7,058,232   GN 676709 30YR, 6.00%, 2/15/38                            7,275
     2,682,363   GN 680646 30YR, 6.00%, 12/15/37                           2,765
     1,974,314   GN 700755 30YR, 6.50%, 10/15/38                           2,050
     4,408,975   GN 704005 30YR, 6.50%, 11/15/38                           4,578
     6,786,360   Harborview Mortgage Loan Trust, 5.301%, 12/19/35          3,744
       453,359   Indymac Indx Mortgage Loan Trust, 5.48%,
                    10/25/34                                                 298
     2,540,840   MLCC Mortgage Investors, Inc., 4.71%, 12/25/34            1,940
     2,694,584   MLCC Mortgage Investors, Inc., 5.38%, 2/25/36             1,883
       373,440   Morgan Stanley Mortgage Loan Trust, 5.12%,
                    7/25/34                                                  274
       302,549   Provident Funding Mortgage Loan Trust, 4.29%,
                    4/25/34                                                  288
       891,280   Sequoia Mortgage Trust, 0.75%, 10/20/27                     743
       508,343   Structured ARM Loan Trust, 5.15%, 10/25/34                  350
     3,220,322   Structured ARM Loan Trust, 5.29%, 8/25/34                 2,246
     1,359,953   Structured Asset Mortgage Investments Inc.,
                    3.37%, 10/19/34                                          798
     6,836,383   Washington Mutual Pass-Through Certificates,
                    5.84%, 7/25/37                                         3,925
                                                                    ------------
                                                                         108,587
                                                                    ------------
MUNICIPAL (1%)
       900,000   North TX Thruway Authority, 5.00%, 1/1/10                   911
     1,000,000   North TX Thruway Authority, 5.00%, 1/1/38                 1,020
     3,500,000   Texas University, 0.20%, 8/1/25                           3,500
                                                                    ------------
                                                                           5,431
                                                                    ------------
U.S. GOVERNMENT AGENCY (19%)
    10,000,000   FHLB, 3.375%, 10/20/10                                   10,326
    10,000,000   FHLB, 5.375%, 8/19/11                                    10,829
     9,000,000   FHLMC, 3.00%, 4/1/11                                      9,026
     7,400,000   FHLMC, 3.25%, 2/25/11                                     7,635
     5,980,000   FHLMC, 4.125%, 7/14/11                                    6,059
       500,000   FHLMC, 4.125%, 9/27/13                                      536
     8,000,000   FHLMC, 4.625%, 10/25/12                                   8,646
    12,320,000   FHLMC, 5.00%, 7/15/14                                    13,717
       500,000   FNMA, 2.875%, 12/11/13                                      509
                                                                    ------------
                                                                          67,283
                                                                    ------------
U.S. GOVERNMENT GUARANTEED (2%)
     3,048,000  General Electric Capital Corp., 2.20%, 6/8/12              3,025
       920,000  JP Morgan Chase & Co., 3.125%, 12/1/11                       947
     1,730,000  Morgan Stanley, 2.90%, 12/1/10                             1,772
                                                                    ------------
                                                                           5,744
                                                                    ------------
U.S. TREASURY (14%)
     1,720,000   U.S. Treasury Note, 2.375%, 8/31/10                       1,766
    23,750,000   U.S. Treasury Note, 2.625%, 5/31/10                      24,390
    14,910,000   U.S. Treasury Note, 3.125%, 11/30/09                     15,234
     2,000,000   U.S. Treasury Note, 4.50%, 11/15/10                       2,132
     8,050,000   U.S. Treasury Note, 4.50%, 5/15/10                        8,452
                                                                    ------------
                                                                          51,974
                                                                    ------------
TOTAL BONDS (COST-$366,747)                                              355,227
INVESTMENT COMPANY (COST-$1,025) (0%)
     1,025,053   Paydenfunds Cash Reserves Money Market Fund *             1,025
                                                                    ------------
TOTAL (COST-$367,772) (a) (99%)
                                                                         356,252
OTHER ASSETS, NET OF LIABILITIES (1%)
                                                                           1,872
                                                                    ------------
NET ASSETS (100%)                                                   $    358,124
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $  4,312
Unrealized depreciation
                               (15,832)
                              --------
Net unrealized depreciation   $(11,520)
                              ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-------   --------------   -----------
Level 1      $  1,025          $514
Level 2       355,227            --
Level 3            --            --
             --------          ----
Total        $356,252          $514
             ========          ====

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                            Contract   Unrealized
Delivery                         Contract    Value     Appreciation
  Date        Currency (000s)      Price     (000s)       (000s)
---------   ------------------   --------   --------   ------------
ASSETS:
2/11/2009   Euro (Sell 10,764)    1.28107    $13,738      $908

OPEN FUTURES CONTRACTS

                                                            Current    Unrealized
Number of                                      Expiration    Value    Appreciation
Contracts            Contract Type                Date       (000s)     (000s)
---------            -------------             ----------   -------   ------------
   462      Euro-Schatz Future                   Mar-09     $63,812       $463
   131      U.S. Treasury 2 Year Note Future     Mar-09      28,509         51
                                                                          ----
                                                                          $514
                                                                          ====

Payden U.S. Government Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (95%)
MORTGAGE BACKED (37%)
       621,113   FG G13328 30YR, 6.00%, 11/1/22                     $        647
     1,302,335   FG M80911 7YR, 4.00%, 4/1/11                              1,315
       980,712   FH 1B2420 ARM, 5.04%, 11/1/35                             1,004
       818,652   FH 1J1279 ARM, 5.835%, 4/1/36                               841
     1,046,616   FH 1K0030 ARM, 5.981%, 7/1/36                             1,090
     1,018,072   FHLMC 1Q0232 ARM, 5.42%, 12/1/36                          1,049
        78,913   FHLMC, 5.125%, 10/15/15                                      79
       712,632   FHLMC, 5.25%, 8/15/11                                       729
       177,651   FHR 2891 LN, 4.25%, 6/15/24                                 178
       512,124   FN 708229 ARM, 5.00%, 4/1/33                                520
       561,587   FN 743821 ARM, 4.74%, 11/1/33                               570
       418,314   FN 755867 ARM, 4.89%, 12/1/33                               423
       206,758   FN 790762 ARM, 5.096%, 9/1/34                               210
       291,181   FN 790764 ARM, 4.88%, 9/1/34                                295
       362,254   FN 794792 ARM, 5.07%, 10/1/34                               367
       885,329   FN 878544 ARM, 5.338%, 3/1/36                               912
     1,335,884   FN 889207 ARM, 5.20%, 4/1/37                              1,362
       316,475   FNMA 794797 ARM, 4.717%, 10/1/34                            321
       373,320   FNMA 843045 ARM, 5.042%, 9/1/35                             384
       761,215   FNMA 850120 ARM, 5.30%, 10/1/35                             780
     1,257,518   FNMA 887019 ARM, 5.859%, 6/1/36                           1,299
     1,448,608   G2 4040 30YR, 6.50%, 10/20/37                             1,504
     1,702,120   G2 4195 30YR, 6.00%, 7/20/38                              1,751
     1,641,953   G2 4196 30YR, 6.50%, 7/20/38                              1,704
       421,299   G2 4223 30YR, 6.50%, 8/20/38                                437
     1,264,400   G2 4246 30YR, 6.50%, 9/20/38                              1,312
       898,883   GN 664471 30YR, 6.00%, 12/15/37                             926
     1,097,179   GN 676709 30YR, 6.00%, 2/15/38                            1,131
       389,650   GN 680646 30YR, 6.00%, 12/15/37                             402
       888,441   GN 700755 30YR, 6.50%, 10/15/38                             922
       883,781   GN 704005 30YR, 6.50%, 11/15/38                             918
       530,001   GNMA, 0.00%, 9/16/34                                        456
       688,544   GNR 03-98 PC, 5.00%, 2/20/29                                701
       823,618   GNR 05-58 NJ, 4.50%, 8/20/35                                838
                                                                    ------------
                                                                          27,377
                                                                    ------------
U.S. GOVERNMENT AGENCY (26%)
     1,300,000   FHLB, 4.875%, 5/14/10                                     1,360
     1,200,000   FHLMC, 2.875%, 6/28/10                                    1,228
     1,500,000   FHLMC, 3.25%, 2/25/11                                     1,547
     1,700,000   FHLMC, 4.125%, 9/27/13                                    1,824
     5,840,000   FHLMC, 5.00%, 7/15/14                                     6,502
     1,000,000   FNMA, 2.00%, 1/9/12                                         999
       700,000   FNMA, 2.875%, 12/11/13                                      713
       720,000   FNMA, 3.25%, 2/10/10                                        736
     2,000,000   FNMA, 4.625%, 10/15/14                                    2,192
     2,000,000   FHLB Disc Note, 0.94%, 1/19/10 (b)                        1,982
                                                                    ------------
                                                                          19,083
                                                                    ------------
U.S. GOVERNMENT GUARANTEED (3%)
       670,000   Bank of America Corp., 2.10%, 4/30/12                       664
       150,000   Goldman Sachs Group Inc., 3.25%, 6/15/12                    154
       700,000   HSBC USA Inc., 3.125%, 12/16/11                             717
       185,000   JP Morgan Chase & Co., 3.125%, 12/1/11                      190
       350,000   Morgan Stanley, 2.90%, 12/1/10                              359
                                                                    ------------
                                                                           2,084
                                                                    ------------
U.S. TREASURY (29%)
     8,400,000   U.S. Treasury Note, 1.75%, 11/15/11                       8,508
     2,000,000   U.S. Treasury Note, 2.00%, 11/30/13                       2,020
       950,000   U.S. Treasury Note, 2.875%, 1/31/13                       1,001
     1,500,000   U.S. Treasury Note, 3.125%, 9/30/13                       1,592
       500,000   U.S. Treasury Note, 3.375%, 6/30/13                         538
     1,200,000   U.S. Treasury Note, 3.375%, 7/31/13                       1,291
       700,000   U.S. Treasury Note, 4.63%, 12/31/11                         767
     5,000,000   U.S. Treasury Note, 4.75%, 1/31/12                        5,507
                                                                    ------------
                                                                          21,224
                                                                    ------------
TOTAL BONDS (COST-$68,631)                                                69,768
INVESTMENT COMPANY (COST-$4,067) (6%)
     4,067,062   Paydenfunds Cash Reserves Money Market Fund *             4,067
                                                                    ------------
TOTAL (COST-$72,698) (a) (101%)                                           73,835
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                                 (644)
                                                                    ------------
NET ASSETS (100%)                                                   $     73,191
                                                                    ============

*   Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $1,262
Unrealized depreciation         (125)
                              ------
Net unrealized appreciation   $1,137
                              ======

(b)  Yield to maturity at time of purchase.

VALUATION INPUTS (000S)

          Investments in   Other Financial
 Level       Securities      Instruments
-------   --------------   ---------------
Level 1       $ 6,049           $50
Level 2        67,786            --
Level 3            --            --
              -------           ---
Total         $73,835           $50
              =======           ===

OPEN FUTURES CONTRACTS

                                                            Current    Unrealized
Number of                                      Expiration    Value    Appreciation
Contracts            Contract Type                Date       (000s)      (000s)
---------            -------------             ----------   -------   ------------
   37       U.S. Treasury 2 Year Note Future     Mar-09      $8,052        $50

Payden GNMA Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (130%)
MORTGAGE BACKED (127%)
     2,622,073   FH 1B3142 ARM, 5.358%, 11/1/36                     $      2,678
    10,008,916   FH 1B4282 ARM, 5.12%, 10/1/38                            10,293
       342,489   FH 780444 ARM, 4.64%, 3/1/33                                338
     1,293,529   FH 782784 ARM, 4.384%, 10/1/34                            1,294
     3,956,869   FH 847228 ARM, 5.16%, 1/1/34                              4,009
    10,120,340   FH 849257 ARM, 5.138%, 1/1/36                            10,391
     9,710,225   FN 03-73 HF, 0.839%, 1/25/31                              9,562
     3,512,916   FN 889207 ARM, 5.20%, 4/1/37                              3,582
     3,421,567   FNR 06-101 FE, 0.63%, 10/25/36                            3,331
     1,761,784   FNR 06-27 BF, 0.68%, 4/25/36                              1,697
       968,386   FNW 04-W2 4A, 5.71%, 2/25/44                                933
       331,598   G2 2591 30YR, 7.00%, 5/20/28                                354
     3,510,561   G2 3515 30YR, 5.50%, 2/20/34                              3,598
     6,484,608   G2 3584 30YR, 6.00%, 7/20/34                              6,674
     2,722,233   G2 3599 30YR, 6.50%, 8/20/34                              2,838
     2,343,042   G2 3711 30YR, 5.50%, 5/20/35                              2,400
     7,138,348   G2 3747 30YR, 5.00%, 8/20/35                              7,282
     4,573,297   G2 3772 30YR, 5.00%, 10/20/35                             4,665
     6,818,491   G2 3785 30YR, 5.00%, 11/20/35                             6,956
     3,686,968   G2 3805 30YR, 5.00%, 1/20/36                              3,759
     3,031,849   G2 3891 30YR, 6.50%, 8/20/36                              3,159
     2,201,710   G2 3941 30YR, 6.00%, 1/20/37                              2,265
     1,930,542   G2 3953 30YR, 5.50%, 2/20/37                              1,978
     4,677,353   G2 4049 30YR, 6.00%, 11/20/37                             4,813
     9,406,903   G2 4083 30YR, 5.00%, 2/20/38                              9,588
     9,920,341   G2 4169 30YR, 5.50%, 6/20/38                             10,164
     5,897,770   G2 4194 30YR, 5.50%, 7/20/38                              6,043
     4,608,754   G2 4196 30YR, 6.50%, 7/20/38                              4,782
     2,190,755   G2 4223 30YR, 6.50%, 8/20/38                              2,273
     7,023,546   G2 4245 30YR, 6.00%, 9/20/38                              7,227
     2,848,719   G2 4261 30YR, 6.50%, 10/20/38                             2,943
     4,224,425   G2 4268 30YR, 6.00%, 10/20/38                             4,347
     9,952,468   G2 4290 30YR, 5.50%, 11/20/38                            10,197
     9,918,863   G2 4291 30YR, 6.00%, 11/20/38                            10,207
     9,981,108   G2 4315 30YR, 5.50%, 12/20/38                            10,226
       923,725   G2 80013 ARM, 5.125%, 11/20/26                              937
       892,773   G2 80029 ARM, 5.375%, 1/20/27                               906
       440,142   G2 8006 ARM, 4.62%, 7/20/22                                 443
       746,213   G2 80134 ARM, 5.125%, 11/20/27                              755
       211,113   G2 80346 ARM, 5.125%, 11/20/29                              214
     1,875,152   G2 8041 ARM, 4.62%, 8/20/22                               1,888
       472,126   G2 80507 ARM, 5.375%, 4/20/31                               480
       352,087   G2 80579 ARM, 5.00%, 2/20/32                                355
     2,594,423   G2 80611 ARM, 5.375%, 6/20/32                             2,632
       522,479   G2 80612 ARM, 5.50%, 6/20/32                                526
       265,978   G2 8062 ARM, 5.125%, 10/20/22                               270
       671,226   G2 80826 ARM, 5.50%, 2/20/34                                667
       163,811   G2 80932 ARM, 5.00%, 6/20/34                                165
       181,269   G2 80934 ARM, 5.50%, 6/20/34                                182
       803,303   G2 81018 ARM, 4.62%, 8/20/34                                803
       363,905   G2 81019 ARM, 5.125%, 8/20/34                               369
       103,445   G2 81044 ARM, 4.625%, 8/20/34                               104
       239,810   G2 8121 ARM, 5.375%, 1/20/23                                244
       385,168   G2 81402 ARM, 5.00%, 7/20/35                                388
       200,956   G2 81405 ARM, 5.125%, 7/20/35                               204
       216,153   G2 81635 ARM, 4.50%, 3/20/36                                215
       160,442   G2 81696 ARM, 4.50%, 6/20/36                                160
     5,665,621   G2 82245 30YR, 5.00%, 12/20/38                            5,772
       335,765   G2 8228 ARM, 4.62%, 7/20/23                                 337
       297,664   G2 8301 ARM, 5.125%, 10/20/23                               301
       342,329   G2 8339 ARM, 5.125%, 12/20/23                               346
       332,095   G2 8595 ARM, 5.375%, 2/20/25                                338
       210,293   G2 8855 ARM, 5.125%, 10/20/21                               214
       228,331   G2 8867 ARM, 5.125%, 11/20/21                               231
     2,884,527   G2 8991 ARM, 5.125%, 10/20/26                             2,921
     6,500,000   GN 455989 15YR, 5.00%, 7/15/26                            6,760
       600,530   GN 582100 30YR, 7.50%, 4/15/32                              641
        70,139   GN 592286 30YR, 7.50%, 1/15/33                               75
     3,210,235   GN 603068 30YR, 5.00%, 8/15/33                            3,286
     1,220,863   GN 604580 30YR, 5.00%, 8/15/33                            1,247
     3,040,152   GN 605099 30YR, 5.50%, 3/15/34                            3,123
     4,926,820   GN 616826 30YR, 5.50%, 1/15/35                            5,059
       652,155   GN 658144 15YR, 6.50% 10/15/21                              685
       830,940   GN 658148 15YR, 6.50% 11/15/21                              873
       779,733   GN 658252 30YR, 6.00%, 1/15/37                              804
     2,362,485   GN 658475 30YR, 6.00%, 1/15/37                            2,435
     2,823,656   GN 664543 30YR, 6.50%, 1/15/38                            2,932
     5,789,104   GN 665993 30YR, 6.00%, 2/15/38                            5,967
     4,829,949   GN 676389 30YR, 5.50%, 1/15/38                            4,958
     2,100,645   GN 676637 30YR, 6.00%, 12/15/37                           2,165
     2,961,473   GN 676717 30YR, 6.00%, 2/15/38                            3,052
     4,911,344   GN 677318 30YR, 6.00%, 9/15/38                            5,062
     4,836,283   GN 677320 30YR, 6.00%, 9/15/38                            4,985
     2,103,107   GN 677378 30YR, 7.00%, 10/15/38                           2,206
     2,303,679   GN 680688 30YR, 6.50%, 1/15/38                            2,392
     1,789,690   GN 683733 30YR, 5.50%, 3/15/38                            1,837
     2,193,624   GN 690008 30YR, 7.00%, 10/15/38                           2,301
     2,472,441   GN 691563 30YR, 6.00%, 8/15/38                            2,548
    11,746,546   GN 693184 30YR, 6.00%, 10/15/38                          12,107
     6,070,508   GN 693553 30YR, 6.00%, 7/15/38                            6,257
     5,819,745   GN 693559 30YR, 6.00%, 7/15/38                            5,999
     5,905,281   GN 693570 30YR, 6.00%, 7/15/38                            6,087
     5,974,371   GN 694412 30YR, 6.00%, 9/15/38                            6,158
     1,133,251   GN 697180 30YR, 6.00%, 9/15/38                            1,168
     2,492,160   GN 697587 30YR, 6.00%, 11/15/38                           2,569
     1,997,530   GN 697707 30YR, 6.00%, 12/15/38                           2,059
     1,963,562   GN 698571 30YR 6.00%, 11/15/38                            2,024
     3,184,087   GN 698611 30YR, 6.00%, 11/15/38                           3,282
     3,069,921   GN 698631 30YR, 6.00%, 11/15/38                           3,164
     1,992,683   GN 700750 30YR, 6.00%, 10/15/38                           2,054
     7,920,342   GN 700753 30YR, 6.50%, 10/15/38                           8,224
     3,780,323   GN 700912 30YR, 7.00%, 11/15/38                           3,965
     6,981,645   GN 700917 30YR, 5.00%, 11/15/38                           7,133
     1,611,477   GN 702550 30YR, 6.00%, 11/15/38                           1,661
     3,523,465   GN 702551 30YR, 6.00%, 11/15/38                           3,632
     3,842,863   GN 702552 30YR, 6.00%, 11/15/38                           3,961
     4,146,004   GN 705675 30YR, 6.00%, 12/15/38                           4,273
       141,098   GN 780619 15YR, 7.00%, 8/15/12                              148
        55,283   GN 780853 15YR, 9.00%, 1/15/10                               56
       599,841   GN 781324 30YR, 7.00%, 7/15/31                              642
       431,732   GN 781445 30YR, 8.00%, 11/15/31                             460
     2,028,437   GN 781527 30YR, 6.00%, 11/15/32                           2,094
     3,349,223   GN 782150 30YR, 5.50%, 4/15/37                            3,438
    11,013,238   GN 782272 30YR, 5.50%, 2/15/38                           11,306
     4,777,679   GN 782337 30YR, 5.50%, 6/15/38                            4,901
     5,000,000   GNMA 4.00%, 30YR TBA (b)                                  4,950
     5,000,000   GNMA 4.50%, 30YR TBA (b)                                  5,041
    15,000,000   GNMA 4.50%, 30YR TBA (b)                                 15,056
    27,450,000   GNMA 5.00%, 30YR TBA (b)                                 27,875
    92,950,000   GNMA 5.50%, 30YR TBA (b)                                 95,230
     3,000,000   GNMA 5.50%, 30YR TBA (b)                                  3,064
     4,462,050   GNMA, 0.00%, 9/16/34                                      3,843
     1,869,981   GNR 00-22 FG, 0.52%, 5/16/30                              1,853
       295,354   GNR 00-26 DF, 0.75%, 9/20/30                                291
         7,456   GNR 00-26 F, 0.75%, 6/20/30                                   7
       762,594   GNR 00-26 FA, 0.90%, 9/20/30                                754
       808,298   GNR 00-9 FG, 0.92%, 2/16/30                                 807
       443,862   GNR 00-9 FH, 0.82%, 2/16/30                                 442
       941,417   GNR 01-19 F, 0.82%, 5/16/31                                 925
        97,285   GNR 01-33 F, 0.80%, 7/20/31                                  96
     5,283,554   GNR 01-47 FA, 0.72%, 9/16/31                              5,276
     2,493,118   GNR 01-59 FA, 0.72%, 11/16/24                             2,491
     1,183,236   GNR 02-11 FJ, 0.83%, 2/20/32                              1,181
     1,336,888   GNR 02-13 FA, 0.82%, 2/16/32                              1,337
       546,152   GNR 02-24 FA, 0.82%, 4/16/32                                546
       351,170   GNR 02-4 FY, 0.77%, 1/16/32                                 349
       635,821   GNR 02-41 HF, 0.72%, 6/16/32                                624
     3,252,748   GNR 02-48 FT, 0.52%, 12/16/26                             3,229
     3,187,693   GNR 02-72 FA, 0.75%, 10/20/32                             3,131
     4,148,008   GNR 02-76 F, 0.52%, 1/16/31                               4,118
       573,230   GNR 02-76 FY, 0.62%, 12/16/26                               563
     1,080,176   GNR 02-78 VB, 6.00%, 6/20/20                              1,084
     1,115,041   GNR 03-15 EG, 4.50%, 5/20/30                              1,117
     3,313,330   GNR 03-35 CF, 0.62%, 3/16/33                              3,242
     2,773,083   GNR 04-59 FH, 0.57%, 8/16/34                              2,752
     1,898,412   GNR 06-47 FA, 0.52%, 8/16/36                              1,853
     1,840,387   GNR 06-62 FB, 0.49%, 11/20/36                             1,799
     7,340,132   GNR 08-67 UF, 0.78%, 6/20/38                              7,383
     1,283,070   GNR 99-40 FE, 0.87%, 11/16/29                             1,277
     1,242,900   GNR 99-40 FK, 0.87%, 11/16/29                             1,229
       579,714   GNR 99-43 FA, 0.77%, 11/16/29                               577
     1,643,592   GNR 99-45 FC, 0.72%, 12/16/29                             1,633
     1,972,310   GNR 99-45 FH, 0.77%, 12/16/29                             1,961
                                                                    ------------
                                                                         583,414
                                                                    ------------
U.S. GOVERNMENT AGENCY (3%)
    13,000,000   FNMA Disc Note, 1.10%, 2/17/09 (c)                       12,994
                                                                    ------------
TOTAL BONDS (COST-$592,017)                                              596,408
INVESTMENT COMPANY (COST-$44,820) (10%)
    44,819,840   Paydenfunds Cash Reserves Money Market Fund *            44,820
                                                                    ------------
TOTAL (COST-$636,837) (A) (140%)                                         641,228
LIABILITIES IN EXCESS OF OTHER ASSETS (-40%)                            (183,527)
                                                                    ------------
NET ASSETS (100%)                                                   $    457,701
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $ 6,093
Unrealized depreciation        (1,702)
                              -------
Net unrealized appreciation   $ 4,391
                              =======

(b)  Security purchased on a delayed delivery basis.

(c)  Yield to maturity at time of purchase.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1      $ 57,814          $--
Level 2       583,414           --
Level 3            --           --
             --------          ---
Total        $641,228          $--
             ========          ===

Payden Core Bond Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (100%)
ASSET BACKED (1%)
       352,157   Capital Auto Receivables Asset Trust, 0.39%,
                    7/15/10                                         $        333
       222,708   Chase Funding Mortgage Loan, 1.04%, 11/25/32                134
       300,000   Ford Credit Floorplan Master Owner Trust, 0.78%,
                    6/15/11                                                  286
       195,191   Landmark Mortgage Securities Plc., 3.27%,
                    6/17/38                                                  216
     3,080,921   Los Angeles Arena Funding LLC 144A, 7.656%,
                    12/15/26 (b)                                           2,465
       227,306   Sequoia Mortgage Trust, 0.75%, 10/20/27                     189
        70,766   Structured Asset Investment Loan Trust, 0.88%,
                    9/25/34                                                   39
       230,000   Wachovia Auto Owner Trust, 5.80%, 1/20/15                   164
                                                                    ------------
                                                                           3,826
                                                                    ------------
CORPORATE (43%)
     1,654,000   3M Co., 4.375%, 8/15/13                                   1,719
     1,795,000   Abbott Laboratories, 5.875%, 5/15/16                      1,939
     1,927,000   Aetna Inc., 5.75%, 6/15/11                                1,898
     1,030,000   Allstate Life Global Funding Trust, 5.375%,
                    4/30/13                                                1,040
       654,000   American Electric Power, 5.375%, 3/15/10                    656
     1,042,000   Anadarko Finance Co., 6.75%, 5/1/11                       1,048
       703,000   Anadarko Finance Co., 7.50%, 5/1/31                         587
     1,940,000   Arcelormittal, 5.375%, 6/1/13                             1,630
     2,860,000   Astrazeneca PLC, 5.40%, 9/15/12                           3,042
     4,262,000   AT&T Wireless, 8.125%, 5/1/12                             4,648
       879,000   AT&T Wireless, 8.75%, 3/1/31                              1,039
       850,000   Bank of America Corp., 4.25%, 10/1/10                       845
     1,510,000   Bank of America Corp., 5.75%, 12/1/17                     1,380
     1,175,000   Bank of New York Mellon, 4.95%, 11/1/12                   1,197
     1,150,000   Bear Stearns Co. Inc., 5.55%, 1/22/17                     1,050
       720,000   Berkshire Hathaway Finance, 5.40%, 5/15/18                  735
     1,589,000   BHP Finance USA, 5.25%, 12/15/15                          1,509
       774,000   Boston Properties Inc., 6.25%, 1/15/13                      632
     1,930,000   Bottling Group LLC, 6.95%, 3/15/14                        2,211
     1,900,000   BP Capital Markets PLC, 5.25%, 11/7/13                    2,021
     1,380,000   Burlington North Santa Fe, 5.65%, 5/1/17                  1,343
     1,020,000   Canadian National Resources, 4.90%, 12/1/14                 917
     1,475,000   Caterpillar Financial Services Corp., 4.25%,
                    2/8/13                                                 1,439
       799,000   CBS Corp., 7.88%, 7/30/30                                   528
     1,540,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12             1,511
     1,160,000   Cisco Systems Inc., 5.25%, 2/22/11                        1,214
     1,905,000   Citigroup Inc., 5.125%, 2/14/11                           1,827
       995,000   Citigroup Inc., 6.125%, 5/15/18                             904
     1,425,000   CME Group Inc., 5.40%, 8/1/13                             1,434
       675,000   Coca-Cola Enterprises, 7.375%, 3/3/14                       776
       155,000   Comcast Corp., 5.70%, 5/15/18                               151
     3,195,000   Comcast Corp., 6.50%, 1/15/17                             3,240
     1,240,000   Conagra Foods Inc., 7.875%, 9/15/10                       1,318
     1,175,000   Conoco Funding Co., 6.35%, 10/15/11                       1,254
     1,993,000   Conoco Inc., 6.95%, 4/15/29                               2,182
     1,707,000   Costco Wholesale Corp., 5.50%, 3/15/2017                  1,785
     1,828,000   Cox Communications Inc., 5.45%, 12/15/14                  1,688
     1,444,000   Credit Suisse First Boston, 6.125%, 11/15/11              1,471
     1,120,000   CSX Corp., 5.60%, 5/1/17                                    968
     1,672,000   CVS Caremark Corp., 5.75%, 8/15/11                        1,737
     1,724,000   DaimlerChrysler NA Holding, 5.75%, 9/8/11                 1,639
     2,250,000   Delhaize America Inc., 9.00%, 4/15/31                     2,584
     1,210,000   Deutsche Bank AG London, 4.875%, 5/20/13                  1,184
     1,328,000   Deutsche Telekom, 8.50%, 6/15/10                          1,407
     1,235,000   Devon Financing Corp. ULC, 6.875%, 9/30/11                1,312
       361,000   Dominion Resources Inc., 8.875%, 1/15/19                    410
     1,760,000   Dr. Pepper Snapple Group, 6.82%, 5/1/18                   1,668
     1,135,000   E.I. DU Pont DE Nemours, 6.00%, 7/15/18                   1,167
       930,000   Electronic Data Systems, 6.00%, 8/1/13                      989
     1,740,000   Eli Lilly & Co., 5.20%, 3/15/17                           1,768
     1,125,000   Encana Corp., 6.50%, 8/15/34                                878
     1,673,000   Enterprise Products, 5.60%, 10/15/14                      1,561
     2,730,000   Exelon Corp., 4.90%, 6/15/15                              2,306
     1,895,000   Fiserv Inc., 6.125%, 11/20/12                             1,813
     1,030,000   France Telecom, 8.50%, 3/1/31                             1,320
     1,370,000   Gazprom, 7.288%, 8/16/37                                    856
     1,890,000   General Mills Inc., 6.00%, 2/15/12                        1,985
     1,250,000   GlaxoSmithKline Capital Inc., 4.85%, 5/15/13              1,312
     1,250,000   GlaxoSmithKline Capital Inc., 5.65%, 5/15/18              1,342
     1,750,000   Goldman Sachs Group Inc., 6.15%, 4/1/18                   1,601
     1,270,000   Hartford Financial Services Group, 6.00%,
                    1/15/19                                                1,005
     1,345,000   Hartford Financial Services Group, 6.30%,
                    3/15/18                                                1,103
       931,000   Hewlett-Packard Co., 4.50%, 3/1/13                          970
     1,295,000   IBM Corp., 5.88%, 11/29/32                                1,295
     1,350,000   Ingersoll-Rand Finance I, 6.00%, 8/15/13                  1,314
     1,020,000   Intuit Inc., 5.75%, 3/15/17                                 806
     1,202,000   John Deere Capital Corp., 7.00%, 3/15/12                  1,277
     1,615,000   JP Morgan Chase & Co., 5.60%, 6/1/11                      1,654
     2,280,000   Kellogg Co., 5.125%, 12/3/12                              2,388
       863,000   Kellogg Co., 6.60%, 4/1/11                                  928
       953,000   Keyspan Corp., 7.625%, 11/15/10                             991
     1,443,000   KFW, 3.75%, 6/27/11                                       1,491
     2,585,000   Kinder Morgan Energy Partners, 5.95%, 2/15/18             2,475
       565,000   Kroger Co., 6.75%, 4/15/12                                  596
     1,040,000   Kroger Co., 7.50%, 1/15/14                                1,161
     1,240,000   Kroger Co., 7.50%, 4/1/31                                 1,365
     1,370,000   Lockheed Martin Corp., 6.15%, 9/1/36                      1,364
     1,290,000   Marathon Oil Corp., 5.90%, 3/15/18                        1,120
       603,000   McDonald's Corp., 5.00%, 2/1/19                             621
     1,550,000   McKesson HBOC, Inc., 5.25%, 3/1/13                        1,433
     1,190,000   Medco Health Solutions, 7.25%, 8/15/13                    1,173
     1,470,000   Merrill Lynch and Co., 6.875%, 4/25/18                    1,418
     1,665,000   Metlife Inc., 6.817%, 8/15/18                             1,694
     2,066,000   Midamerican Energy Holdings, 6.125%, 4/1/36               1,942
     1,995,000   Morgan Stanley, 6.60%, 4/1/12                             1,917
     1,479,000   National Rural Utilities, 4.75%, 3/1/14                   1,470
     1,975,000   News America Inc., 6.65%, 11/15/37                        1,842
     1,735,000   NYSE Euronext, 4.80%, 6/28/13                             1,689
     1,290,000   Oracle Corp., 5.75%, 4/15/18                              1,345
     1,409,000   Pacific Gas & Electric, 6.05%, 3/1/34                     1,445
     1,205,000   Pepsico Inc., 4.65%, 2/15/13                              1,285
     1,405,000   Petro-Canada, 6.05%, 5/15/18                              1,160
     2,060,000   Petronas Capital Ltd., 7.875%, 5/22/22                    2,210
     1,030,000   Prologis Trust, 6.625%, 5/15/18                             541
     2,900,000   Rio Tinto Finance USA Ltd., 5.875%, 7/15/13               2,554
     1,415,000   Rogers Communications, 6.80%, 8/15/18                     1,474
     1,207,000   Safeway Inc., 7.25%, 2/1/31                               1,268
     1,140,000   Simon Property Group Inc., 6.125%, 5/30/18                  880
     1,210,000   Simon Property Group LP, 5.75%, 5/1/12                    1,020
     1,480,000   Telecom Italia Capital, 4.875%, 10/1/10                   1,417
     2,028,000   Telecom Italia Capital, 6.00%, 9/30/34                    1,544
     1,895,000   Telefonica Emisiones S.A.U., 6.22%, 7/3/17                1,996
     1,205,000   Textron Financial Corp., 4.60%, 5/3/10                    1,055
     1,400,000   Time Warner Cable Inc., 6.55%, 5/1/37                     1,339
     1,111,000   Time Warner Entertainment, 8.375%, 7/15/33                1,125
     1,103,000   Time Warner Inc., 5.50%, 11/15/11                         1,077
     1,160,000   Trans-Canada Pipelines, 7.25%, 8/15/38                    1,160
     2,550,000   Travelers Cos. Inc., 5.80%, 5/15/18                       2,512
     1,120,000   Unilever Capital Corp., 7.125%, 11/1/10                   1,210
     1,370,000   Union Pacific Corp., 6.65%, 1/15/11                       1,412
     1,168,000   United Health Group, 5.375%, 3/15/16                      1,075
     2,460,000   United Technologies Corp. 4.875%, 5/1/15                  2,486
     1,235,000   UnitedHealth Group Inc., 5.25%, 3/15/11                   1,239
     1,018,000   Vale Overseas Ltd., 6.88%, 11/21/36                         879
     2,502,000   Valero Energy Corp., 6.875%, 4/15/12                      2,526
     1,210,000   Veolia Environnement, 5.25%, 6/3/13                       1,130
     1,290,000   Verizon Communications, 5.25%, 4/15/13                    1,315
       965,000   Verizon Communications, 8.75%, 11/1/18                    1,126
       870,000   Verizon Wireless 144A, 7.375%, 11/15/13 (b)                 942
     1,195,000   Vodafone Group Plc., 6.15%, 2/27/37                       1,163
     1,570,000   Wal-Mart Stores Inc., 6.50%, 8/15/37                      1,781
     1,571,000   Walgreen Co., 4.875%, 8/1/13                              1,654
     1,175,000   Walgreen Co., 5.25%, 1/15/19                              1,178
     1,337,000   Waste Management Inc., 7.75%, 5/15/32                     1,180
     1,620,000   Wellpoint Inc., 5.85%, 1/15/36                            1,328
       735,000   Wells Fargo Co., 4.375%, 1/31/13                            716
       730,000   Wells Fargo Co., 5.625%, 12/11/17                           716
     1,760,000   Western Union Co., 5.93%, 10/1/16                         1,688
     2,301,000   Wyeth, 5.50%, 2/1/14                                      2,402
     1,255,000   Xerox Corp., 5.50%, 5/15/12                               1,165
     1,295,000   XTO Energy Inc., 5.50%, 6/15/18                           1,191
                                                                    ------------
                                                                         186,026
                                                                    ------------
FOREIGN GOVERNMENT (4%)
       775,909   Croatia, 2.50%, 7/31/10                                     726
     1,130,000   Malaysia, 7.50%, 7/15/11                                  1,225
       570,000   People's Republic of China, 4.75%, 10/29/13                 587
     2,400,000   Republic of Brazil, 6.00%, 1/17/17                        2,388
       590,000   Republic of Chile, 5.50%, 1/15/13                           622
     1,962,000   Republic of Korea, 4.875%, 9/22/14                        1,930
     1,250,000   Republic of Poland, 5.00%, 10/19/15                       1,197
       842,000   Republic of Poland, 6.25%, 7/3/12                           879
     1,036,000   State of Israel, 5.50%, 11/9/16                           1,098
     4,490,000   United Mexican States, 6.75%, 9/27/34                     4,254
     1,323,000   United Mexican States, 9.875%, 2/1/10                     1,432
                                                                    ------------
                                                                          16,338
                                                                    ------------
MORTGAGE BACKED (41%)
       250,000   Arkle Master Issuer Plc 144A, 2.52%, 2/17/52 (b)            213
         9,573   Bear Stearns Mortgage Trust, 6.189%, 4/25/33                  8
       257,985   Business Mortgage Finance PLC, 4.34%, 8/15/45               357
    10,696,917   FGLMC G02252, 5.50%, 7/1/36                              10,956
    22,728,384   FHLMC G02385, 6.00%, 11/1/36                             23,475
        96,156   First Republic Mortgage Loan Trust, 0.73%,
                    11/15/32                                                  78
     4,593,148   FN 254766, 5.00%, 6/1/33                                  4,685
     1,366,911   FN 745418 ARM, 5.50%, 4/1/36                              1,400
    15,304,543   FN 888823, 5.50%, 3/1/37                                 15,682
     7,841,420   FN 905759 ARM, 5.89%, 12/1/36                             8,128
     1,242,422   FNMA 670385, 6.50%, 9/1/32                                1,304
     4,979,974   FNMA 725423, 5.50%, 5/1/34                                5,118
     8,010,629   FNMA 725424, 5.50%, 4/1/34                                8,232
     3,382,514   FNMA 725425, 5.50%, 4/1/34                                3,470
    13,555,760   FNMA 739821, 5.00%, 9/1/33                               13,839
     2,976,046   FNW 04-W2 4A, 5.71%, 2/25/44                              2,869
    13,309,200   G2 4040 30YR, 6.50%, 10/20/37                            13,808
    18,921,835   G2 4049 30YR, 6.00%, 11/20/37                            19,470
    10,929,233   G2 4170 30YR, 6.00%, 6/20/38                             11,246
    18,720,000   GNMA 5.50%, 30YR TBA (c)                                 19,179
       250,000   Grace Church Mortgage Financing PLC 144A, 2.60%,
                    11/20/56 (b)                                             202
       300,000   Granite Master Trust PLC, 0.789%, 12/17/54                   45
       291,484   Harborview Mortgage Loan Trust, 5.44%, 1/19/35              170
       178,745   Mellon Residential Funding Corp., 0.76%, 8/15/32            155
       253,791   MLCC Mortgage Investors, Inc., 4.84%, 8/25/29               214
       102,696   Morgan Stanley Mortgage Loan Trust, 5.12%,
                    7/25/34                                                   75
        62,770   Option One Mortgage Loan Trust, 1.51%, 2/25/32               39
       200,000   Permanent Master Issuer Plc, 1.49%, 7/17/42                 174
     6,500,000   Prime Mortgage Trust, 6.00%, 3/25/37                      3,308
       809,339   Sequoia Mortgage Trust, 0.55%, 7/20/36                      577
     1,087,246   Structured Asset Mortgage Investments Inc.,
                    5.29%, 5/25/36                                           522
       183,407   Structured Asset Mortgage Investments Inc.,
                    5.35%, 2/19/35                                           131
       220,337   Structured Asset Mortgage Investments Inc.,
                    5.58%, 7/25/32                                           197
        38,924   Structured Asset Securities Corp., 5.99%,
                    8/25/32                                                   39
     3,902,218   Thornburg Mortgage Securities Trust, 0.75%,
                    9/25/34                                                3,140
       206,841   Washington Mutual, 0.79%, 6/25/44                           119
     7,660,000   Washington Mutual, 5.25%, 1/25/36                         4,128
                                                                    ------------
                                                                         176,752
                                                                    ------------
MUNICIPAL (1%)
     2,330,000   Salt River Project, AZ, 5.00%, 1/1/38                     2,267
SUPRANATIONAL (1%)
     1,260,000   European Investment Bank, 4.625%, 5/15/14                 1,351
     2,720,000   European Investment Bank, 5.00%, 2/8/10                   2,819
       630,000   European Investment Bank, 5.125%, 9/13/16                   693
     1,120,000   Intl Bk Recon & Develop, 5.00%, 4/1/16                    1,230
                                                                    ------------
                                                                           6,093
                                                                    ------------
U.S. GOVERNMENT AGENCY (5%)
       630,000   FHLB, 4.00%, 9/6/13                                         670
       466,000   FHLMC, 4.875%, 2/17/09                                      467
     3,570,000   FHLMC, 5.00%, 7/15/14                                     3,975
    15,700,000   FHLB Disc Note, 0.08%, 2/18/09 (d)                       15,699
                                                                    ------------
                                                                          20,811
                                                                    ------------
U.S. TREASURY (4%)
     3,850,000   U.S. Treasury Note, 2.75%, 10/31/13                       4,024
     1,600,000   U.S. Treasury Note, 3.125%, 8/31/13                       1,700
     1,807,000   U.S. Treasury Note, 3.125%, 9/30/13                       1,917
     2,270,000   U.S. Treasury Note, 3.75%, 11/15/18                       2,445
       650,000   U.S. Treasury Note, 3.875%, 10/31/12                        707
     1,500,000   U.S. Treasury Note, 4.00%, 8/15/18                        1,647
     3,500,000   U.S. Treasury Note, 4.25%, 8/15/14                        3,945
        75,000   U.S. Treasury Note, 4.50%, 5/15/38                           87
        23,000   U.S. Treasury Note, 4.63%, 12/31/11                          25
       285,000   U.S. Treasury Note, 5.00%, 5/15/37                          351
       364,000   U.S. Treasury Note, 5.00%, 8/15/11                          401
                                                                    ------------
                                                                          17,249
                                                                    ------------

TOTAL BONDS (CO ST-$439,906)                                             429,362
INVESTMENT COMPANY (COST-$16,274) (4%)
    16,274,257   Paydenfunds Cash Reserves Money Market Fund *            16,274
                                                                    ------------
TOTAL (COST-$456,180) (a) (104%)                                         445,636
LIABILITIES IN EXCESS OF OTHER ASSETS (-4%)                              (18,019)
                                                                    ------------
NET ASSETS (100%)                                                   $    427,617
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $  9,077
Unrealized depreciation        (19,621)
                              --------
Net unrealized depreciation   $(10,544)
                              ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Security was purchased on a delayed delivery basis.

(d)  Yield to maturity at time of purchase.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1        31,973          41
Level 2       413,663          (6)
Level 3            --          --
             --------         ---
Total        $445,636         $35
             ========         ===

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                           Contract    Appreciation
 Delivery                                       Contract     Value    (Depreciation)
   Date               Currency (000s)             Price     (000s)        (000s)
------------          ---------------           --------   --------   --------------
ASSETS:
2/23/2009      Australian Dollar (Sell 1,295)     0.6346    $  822        $  25
2/11/2009      British Pound (Sell 389)           1.4412       561           30
2/18/2009      Euro (Sell 777)                    1.2809       995           64
3/16/2009      Euro (Sell 940)                    1.2805     1,204           48
2/5/2009       Hungary Forint (Sell 169,300)    232.6778       728          161
4/16/2009      Israeli Shekel (Sell 3,271)        4.0655       805           30
2/18/2009      Japanese Yen (Buy 97,000)         89.7615     1,081            9
2/26/2009      Singapore Dollar (Sell 1,217)      1.5109       806            7
3/19/2009      Swedish Krona (Buy 10,573)         8.2966     1,274            4
                                                                          -----
                                                                          $ 378
                                                                          =====
LIABILITIES:
2/5/2009       Euro (Buy 642)                     1.2812    $  823        $ (83)
3/19/2009      Norwegian Krone (Sell 8,900)       6.9247     1,285          (18)
                                                                          -----
                                                                          $(101)
                                                                          =====

OPEN SWAP CONTRACTS (000S)

                                Fund     Expiration    Notional     Unrealized
Contract Type                 Receives      Date      Principal   (Depreciation)
-------------                 --------   ----------   ---------   --------------
LIABILITY:
European Interest Rate Swap    2.341%      Jan-11     EUR23,200        $(6)

OPEN FUTURES CONTRACTS

                                              Current    Unrealized
Number of                        Expiration    Value    Appreciation
Contracts     Contract Type         Date       (000s)      (000s)
---------     -------------      ----------   -------   ------------
   128      Euro-Schatz Future     Mar-09     $17,680       $41

Payden High Income Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (86%)
ASSET BACKED (0%)

       179,254   Long Beach Mortgage Loan Trust, 6.47%, 3/25/33     $         81
BASIC MATERIALS (4%)
     1,300,000   FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)               852
     3,040,000   Freeport-McMoran C & G, 8.375%, 4/1/17                    2,527
     3,280,000   Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)           3,009
       690,000   Georgia-Pacific Corp., 8.125%, 5/15/11                      669
       610,000   Hexion U.S. Finance/Nova Scotia, 9.75%, 11/15/14             76
       730,000   Momentive Performance, 11.50%, 12/1/16                      183
     1,445,000   Nalco Co., 7.75%, 11/15/11                                1,401
     1,320,000   Owens-Brockway Glass, 8.25%, 5/15/13                      1,333
       295,000   Owens-Illinois Inc., 7.50%, 5/15/10                         299
     1,280,000   Polyone Corp., 8.88%, 5/1/12                                570
     1,035,000   Reichhold Industries Inc. 144A, 9.00%, 8/15/14
                    (b)                                                      709
                                                                    ------------
                                                                          11,628
                                                                    ------------
COMMUNICATIONS (16%)
     1,835,000   American Tower Corp. 144A, 7.00%, 10/15/17 (b)            1,771
     2,280,000   Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12
                    (b)                                                    1,949
       625,000   Cincinnati Bell Inc., 8.375%, 1/15/14                       563
     2,550,000   Citizens Communications, 6.25%, 1/15/13                   2,410
     1,000,000   Citizens Communications, 9.25%, 5/15/11                   1,013
     1,170,000   Comcast Corp., 5.70%, 5/15/18                             1,140
     1,110,000   Cox Communications Inc., 5.45%, 12/15/14                  1,025
     2,055,000   Cricket Communications, 9.375%, 11/1/14                   1,880
     1,895,000   Crown Castle International Corp., 9.00%, 1/15/15          1,843
     1,100,000   CSC Holdings Inc. 144A, 8.50%, 4/15/14 (b)                1,086
     3,100,000   CSC Holdings Inc., 7.88%, 2/15/18                         2,868
     2,490,000   DirecTV Holdings Financing, 7.625%, 5/15/16               2,459
     1,950,000   Echostar DBS Corp., 6.625%,10/1/14                        1,779
       730,000   Fairpoint Communications 144A, 13.125%, 4/1/18
                    (b)                                                      412
       500,000   General Cable Corp., 7.125%, 4/1/17                         403
     4,855,000   Intelsat Corp. 144A, 9.25%, 8/15/14 (b)                   4,564
     1,805,000   Lamar Media Corp., 7.25%, 1/1/13                          1,494
     1,215,000   Mediacom LLC/Mediacom Capital Corp., 9.50%,
                    1/15/13                                                1,075
     1,160,000   MetroPCS Wireless Inc., 9.25%, 11/1/14                    1,080
     1,230,000   Nextel Communications, 7.375%, 8/1/15                       578
     3,170,000   Qwest Communications Int, 7.50%, 2/15/14                  2,726
     1,000,000   Rogers Wireless Inc., 9.625%, 5/1/11                      1,023
     1,230,000   Sprint Capital Corp., 6.875%, 11/15/28                      699
     2,380,000   Sprint Nextel Corp., 6.00%, 12/1/16                       1,597
     2,000,000   Telefonica Europe, 7.75%, 9/15/10                         2,115
     1,140,000   Time Warner Cable Inc., 5.85%, 5/1/17                     1,061
     1,400,000   Virgin Media Finance Plc, 8.75%, 4/15/14                  1,197
     1,370,000   Windstream Corp., 7.00%, 3/15/19                          1,219
     1,200,000   Windstream Corp., 8.125%, 8/1/13                          1,188
                                                                    ------------
                                                                          44,217
                                                                    ------------
CONSUMER CYCLICALS (10%)
     1,185,000   Acco Brands Corp., 7.625%, 8/15/15                          539
        29,770   Air 2 US 144A, 8.027%, 10/1/19 (b)                           22
     1,130,000   AMC Entertainment Inc., 8.625%, 8/15/12                   1,034
       500,000   American Axle & Manufacturing, Inc., 7.875%,
                    3/1/17                                                   105
       665,000   Arvinmeritor Inc., 8.75%, 3/1/12                            323
       500,000   Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)               303
     1,440,000   Avis Budget Car Rental, 7.625%, 5/15/14                     454
       820,000   Boyd Gaming Corp., 7.75%, 12/15/12                          730
     1,295,000   Carrols Corp., 9.00%, 1/15/13                               952
     1,011,000   D.R. Horton Inc., 5.375%, 6/15/12                           814
     1,300,000   DaimlerChrysler NA Holding, 6.50%, 11/15/13               1,247
       930,000   Dave & Buster's Inc., 11.25%, 3/15/14                       535
       990,000   Denny's Holdings Inc., 10.00%, 10/1/12                      807
     1,100,000   Dollar General Corp., 10.625%, 7/15/15                    1,100
     1,205,000   Ford Motor Co., 6.50%, 8/1/18                               235
       660,000   Ford Motor Co., 7.45%, 7/16/31                              149
     1,940,000   Ford Motor Credit Co., 7.00%, 10/1/13                     1,209
     1,085,000   Gamestop Corp., 8.00%, 10/1/12                            1,080
       940,000   Goodyear Tire & Rubber, 9.00%, 7/1/15                       872
     1,140,000   Harrah's Operating Co. Inc. 144A, 10.75%, 2/1/16
                    (b)                                                      274
     1,495,000   Hertz Corp., 8.875%, 1/1/14                                 983
     1,000,000   Host Marriott LP, 7.125%, 11/1/13                           870
     1,235,000   Isle of Capri Casinos, 7.00%, 3/1/14                        618
       980,000   Jarden Corp., 7.50%, 5/1/17                                 711
     1,265,000   KB Home & Broad Home Corp., 6.375%, 8/15/11               1,082
     1,245,000   MGM Mirage Inc., 6.00%, 10/1/09                           1,198
     1,775,000   MGM Mirage Inc., 6.75%, 4/1/13                            1,037
     1,250,000   Michaels Stores Inc., 10.00%, 11/1/14                       569
       855,000   Mohegan Tribal Gaming, 6.125%, 2/15/13                      564
     1,235,000   Neiman Marcus Group Inc., 9.00%, 10/15/15                   556
       980,000   NPC International, Inc., 9.50%, 5/1/14                      779
     1,405,000   Penn National Gaming Inc., 6.75%, 3/1/15                  1,145
       885,000   Phillips Van-Heusen, 7.25%, 2/15/11                         833
       650,000   Rent-A-Center, 7.50%, 5/1/10                                601
       625,000   Rock-Tennessee Co., 8.20%, 8/15/11                          622
       990,000   Sally Holdings LLC, 9.25%, 11/15/14                         916
       995,000   Tenneco Inc., 8.625%, 11/15/14                              308
     1,085,000   United Rentals, 6.50%, 2/15/12                              895
     2,680,000   Wynn Las Vegas LLC, 6.625%, 12/1/14                       1,966
     1,000,000   Yankee Acquisition Corp., 8.50%, 2/15/15                    485
                                                                    ------------
                                                                          29,522
                                                                    ------------
CONSUMER NON-CYCLICALS (9%)
     1,520,000   Albertson's Inc., 7.50%, 2/15/11                          1,520
     1,295,000   Albertson's Inc., 8.00%, 5/1/31                           1,004
     1,600,000   Alliance One International Inc., 11.00%, 5/15/12          1,400
       440,000   American Achievement Corp. 144A, 8.25%, 4/1/12
                    (b)                                                      354
     1,000,000   Anheuser-Bush 144A, 7.75%, 1/15/19 (b)                    1,016
     1,000,000   Aramark Corp., 4.67%, 2/1/15                                814
     1,545,000   Aramark Services Inc., 8.50%, 2/1/15                      1,510
     1,145,000   Constellation Brands Inc., 7.25%, 9/1/16                  1,099
     2,200,000   Corrections Corporation of America, 6.25%,
                    3/15/13                                                2,151
       900,000   Dean Foods Co., 7.00%, 6/1/16                               837
     1,500,000   Del Monte Corp., 8.625%, 12/15/12                         1,530
       385,000   Delhaize America Inc., 9.00%, 4/15/31                       442
     1,100,000   Delhaize Group, 6.50%, 6/15/17                            1,081
       485,000   Elizabeth Arden Inc., 7.75%, 1/15/14                        352
     1,000,000   Geo Group Inc., 8.25%, 7/15/13                              885
     1,520,000   Iron Mountain Inc., 7.75%, 1/15/15                        1,518
     1,210,000   Jostens IH Corp., 7.625%, 10/1/12                         1,095
       885,000   Leslie's Poolmart, 7.75%, 2/1/13                            712
     1,200,000   Levi Strauss and Co., 9.75%, 1/15/15                        995
     1,140,000   Pinnacle Entertainment, 7.50%, 6/15/15                      832
     1,360,000   Smithfield Foods Inc., 8.00%, 10/15/09                    1,329
     1,900,000   Staples Inc., 9.75%, 1/15/14                              2,023
     1,455,000   Stater Brothers Holdings, 8.125%, 6/15/12                 1,448
       960,000   Susser Holdings LLC, 10.625%, 12/15/13                      898
                                                                    ------------
                                                                          26,845
                                                                    ------------
ENERGY (15%)
     1,215,000   Allegheny Energy Supply, 7.80%, 3/15/11                   1,224
       620,000   Amerigas Partner/Eagle Finance, 7.125%, 5/20/16             574
     1,370,000   Basic Energy Services, 7.125%, 4/15/16                      856
     1,920,000   Chesapeake Energy Corp., 6.875%, 1/15/16                  1,656
     1,395,000   Chesapeake Energy Corp., 6.875%, 11/15/20                 1,123
     1,200,000   Chesapeake Energy Corp., 9.50%, 2/15/15                   1,182
       800,000   Cimarex Energy Co.,7.125%, 5/1/17                           696
       780,000   Colorado Interstate Gas, 6.80%, 11/15/2015                  731
       700,000   Complete Production Service, 8.00%, 12/15/16                494
       430,000   Dynegy Holdings Inc., 7.75%, 6/1/19                         335
     1,170,000   Dynegy Holdings Inc., 8.38%, 5/1/16                         959
     1,050,000   El Paso Corp., 12.00%, 12/12/13                           1,131
     2,000,000   El Paso Corp., 7.00%, 6/15/17                             1,840
     1,185,000   El Paso Corp., 7.75%, 1/15/32                               924
     6,760,000   Energy Future Holdings, 10.875%, 11/1/17                  5,374
     1,500,000   Energy Partners Ltd., 9.75%, 4/15/14                        488
     1,100,000   Enterprise Products, 5.60%, 10/15/14                      1,026
     1,930,000   Forest Oil Corp., 7.25%, 6/15/19                          1,616
       620,000   Intergen NV 144A, 9.00%, 6/30/17 (b)                        580
     1,190,000   Knight Inc., 6.50%, 9/1/12                                1,119
     1,000,000   Mariner Energy, Inc., 8.00%, 5/15/17                        645
       330,000   Massey Energy Co., 6.875%, 12/15/13                         290
       625,000   Newfield Exploration Co., 6.625%, 4/15/16                   556
     1,000,000   Opti Canada Inc., 8.25%, 12/15/14                           465
     1,105,000   Peabody Energy Corp., 7.375%, 11/1/16                     1,083
     1,695,000   Petrohawk Energy Corp. 144A, 10.50%, 8/1/14 (b)           1,623
       595,000   Petroquest Energy Inc., 10.375%, 5/15/12                    461
     1,395,000   Pioneer Natural Resource, 5.875%, 7/15/16                 1,090
       900,000   Plains Exploration & Pro, 7.00%, 3/15/17                    757
     1,145,000   Pride International Inc., 7.375%, 7/15/14                 1,105
     1,185,000   Range Resources Corp., 7.375%, 7/15/13                    1,138
     1,180,000   Reliant Energy Inc., 6.75%, 12/15/14                      1,094
     1,045,000   Sabine Pass LNG LP, 7.50%, 11/30/16                         775
       930,000   Sandridge Energy Inc. 144A, 8.00%, 6/1/18 (b)               739
     1,470,000   Seitel Acquisition Corp., 9.75%, 2/15/14                    520
     1,155,000   SouthWestern Energy Co. 144A, 7.50%, 2/1/18 (b)           1,097
     2,040,000   Stallion Oilfield Services 144A, 9.75%, 2/1/15
                    (b)                                                      439
       585,000   Targa Resources Inc., 8.50%, 11/1/13                        366
       890,000   Targa Resources Partners 144A, 8.25%, 7/1/16 (b)            645
     1,185,000   Tesoro Corp., 6.625%, 11/1/15                               938
       560,000   Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)              322
     1,200,000   Veolia Environnement, 6.00%, 6/1/18                       1,125
       700,000   W&T Offshore Inc. 144A, 8.25%, 6/15/14 (b)                  487
                                                                    ------------
                                                                          41,688
                                                                    ------------
FINANCIAL (1%)
     1,300,000   Goldman Sachs Group Inc., 5.625%, 1/15/17                 1,086
     1,600,000   Nuveen Investments Inc. 144A, 10.50%, 11/15/15
                    (b)                                                      448
     1,500,000   Pinnacle Foods Finance, 9.25%, 4/1/15                     1,208
       500,000   Prologis, 2.40%, 8/24/09                                    433
                                                                    ------------
                                                                           3,175
                                                                    ------------
HEALTHCARE (11%)
       475,000   Accellent Inc., 10.50%, 12/1/13                             340
     1,100,000   Amerisourcebergen Corp., 5.88%, 9/15/15                   1,005
     2,520,000   Bausch & Lomb Inc. 144A, 9.875%, 11/1/15 (b)              2,224
     1,580,000   Biomet, 10.00%, 10/15/17                                  1,612
     2,470,000   Boston Scientific Corp., 6.40%, 6/15/16                   2,279
     3,060,000   Community Health Systems, 8.875%, 7/15/15                 2,961
     2,215,000   Davita Inc., 6.625%, 3/15/13                              2,154
     2,290,000   HCA Inc., 7.50%, 11/6/33                                  1,099
     1,545,000   HCA Inc., 9.125%, 11/15/14                                1,487
     3,645,000   HCA Inc., 9.25%, 11/15/16                                 3,490
     1,075,000   Healthsouth Corp., 10.75%, 6/15/16                        1,066
     1,400,000   Iasis Healthcare, 8.75%, 6/15/14                          1,239
     1,330,000   Omnicare Inc., 6.875%, 12/15/15                           1,203
     1,200,000   Psychiatric Solutions Inc., 7.75%, 7/15/15                  990
     2,825,000   Tenet Healthcare Corp., 6.50%, 6/1/12                     2,500
     1,000,000   United Health Group Inc., 6.00%, 6/15/17                    910
       900,000   United Surgical Partners, 8.875%, 5/1/17                    648
       500,000   Universal Hospital Services, 5.94%, 6/1/15                  338
       500,000   Universal Hospital Services, 8.50%, 6/1/15                  425
       335,000   Unumprovident Finance Co. 144A, 6.85%, 11/15/15
                    (b)                                                      298
     2,045,000   US Oncology Inc., 9.00%, 8/15/12                          1,912
     1,400,000   Vanguard Health Holding, 9.00%, 10/1/14                   1,253
                                                                    ------------
                                                                          31,433
                                                                    ------------
INDUSTRIAL (5%)
     2,505,000   Allied Waste North America, 6.125%, 2/15/14               2,407
       605,000   American Railcar, 7.50%, 3/1/14                             424
     1,000,000   Baldor Electric Co., 8.63%, 2/15/17                         845
       640,000   Ball Corp., 6.875%, 12/15/12                                643
     1,445,000   Bombardier Inc. 144A, 6.75%, 5/1/12 (b)                   1,304
       655,000   Crown Cork & Seal, 8.00%, 4/15/23                           586
     1,335,000   Graham Packaging Co., 8.50%, 10/15/12                     1,028
     2,550,000   L-3 Communications Corp., 5.875%, 1/15/15                 2,346
       500,000   P.H. Glatfelter, 7.125%, 5/1/16                             424
       850,000   SPX Corp. 144A, 7.625%, 12/15/14 (b)                        783
     2,240,000   Steel Dynamics Inc., 7.375%, 11/1/12                      2,026
       750,000   Verso Paper Holdings LLC., 9.125%, 8/1/14                   311
     1,200,000   Xerox Corp., 5.50%, 5/15/12                               1,114
                                                                    ------------
                                                                          14,241
                                                                    ------------
MORTGAGE BACKED (4%)
     1,558,092   G2 4098 30YR, 5.50%, 3/20/38                              1,596
     1,965,923   G2 4194 30YR, 5.50%, 7/20/38                              2,014
     1,990,494   G2 4290 30YR, 5.50%, 11/20/38                             2,039
     2,023,448   G2 4291 30YR, 6.00%, 11/20/38                             2,082
     2,026,165   G2 4315 30YR, 5.50%, 12/20/38                             2,077
     1,994,600   G2 4316 30YR, 6.00%, 12/20/38                             2,052
                                                                    ------------
                                                                          11,860
                                                                    ------------
TECHNOLOGY (3%)
       650,000   Avago Technologies Finance, 11.875%, 12/1/15                488
       500,000   Expedia Inc. 144A, 8.50%, 7/1/16 (b)                        398
     1,440,000   First Data Corp., 9.875%, 9/24/15                           814
     2,250,000   Freescale Semiconductor, 10.125%, 12/15/16                  405
       740,000   Sanmina-SCI Corp., 8.125%, 3/1/16                           321
       750,000   Seagate Technology HDD, 6.375%, 10/1/11                     521
     2,145,000   Sungard Data Systems Inc., 10.25%, 8/15/15                1,469
     1,015,000   Sungard Data Systems Inc., 9.125%, 8/15/13                  853
     1,300,000   Unisys Corp., 6.875%, 3/15/10                               826
     1,695,000   Wind Acquisition Financial SA 144A, 10.75%,
                    12/1/15 (b)                                            1,517
                                                                    ------------
                                                                           7,612
                                                                    ------------
U.S. TREASURY (4%)
     2,750,000   U.S. Treasury Note, 0.875%, 1/31/11                       2,747
     2,760,000   U.S. Treasury Note, 1.125%, 1/15/12                       2,743
     2,750,000   U.S. Treasury Note, 1.75%, 1/31/14                        2,735
     2,525,000   U.S. Treasury Note, 3.75%, 11/15/18                       2,720
                                                                    ------------
                                                                          10,945
                                                                    ------------
UTILITIES (4%)
     1,000,000   AES Corp. 144A, 8.00%, 6/1/20 (b)                           915
     1,860,000   Edison Mission Energy, 7.00%, 5/15/17                     1,739
     1,430,000   Edison Mission Energy, 7.625%, 5/15/27                    1,169
     1,530,000   Mirant North America Llc., 7.38%, 12/31/13                1,483
     2,685,000   NRG Energy Inc., 7.375%, 2/1/16                           2,564
     2,120,000   PSEG Energy Holdings, 8.50%, 6/15/11                      2,090
     1,140,000   Sierra Pacific Resources, 8.625%, 3/15/14                 1,061
     1,525,000   Teco Energy Inc., 6.572%, 11/1/17                         1,284
                                                                    ------------
                                                                          12,305
                                                                    ------------
TOTAL BONDS (COST-$277,183)                                              245,552
INVESTMENT COMPANY (COST-$43,193) (15%)
    43,192,641   Paydenfunds Cash Reserves Money Market Fund *            43,193
                                                                    ------------
TOTAL (COST-$320,376) (a) (101%)                                         288,745
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                               (2,304)
                                                                    ------------
NET ASSETS (100%)                                                   $    286,441
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $  7,934
Unrealized depreciation        (39,565)
                              --------
Net unrealized depreciation   $(31,631)
                              ========

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1      $ 43,193          $--
Level 2       245,552           --
Level 3            --           --
             --------          ---
Total        $288,745          $--
             ========          ===

Payden Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (97%)
GENERAL OBLIGATION (41%)
       600,000   California State, 5.50%, 8/1/21                    $        632
       200,000   Dallas TX, 5.00%, 2/15/18                                   200
       400,000   Florida State Board of Education, 5.75%,
                    6/1/12                                                   430
       295,000   Georgia State, 5.00%, 3/1/13                                336
       500,000   Gilroy, CA Unified School District., 5.25%,
                    8/1/19 (b) FGIC                                          529
       400,000   Glendale, AZ, 5.30%, 7/1/12                                 425
       500,000   Lower Merion, PA School District, 5.00%, 9/1/25             522
       250,000   Maryland State, 5.00%, 2/15/18                              283
       200,000   Maryland State, 5.50%, 8/1/10                               214
       680,000   North Orange County Community College District,
                    0.00%, 8/1/25 (b) FGIC                                   272
         5,000   Prince Georges County, MD, 5.50%, 5/15/13
                    (b) FSA                                                    6
       300,000   San Diego, CA Unified School District, 5.25%,
                    7/1/27                                                   312
       200,000   San Francisco CA, Bay Area Rapid Tran District,
                    5.00%, 8/1/26                                            207
       125,000   Texas State, 5.375%, 10/1/13                                141
       500,000   Virginia State, 5.00%, 6/1/11                               542
       350,000   Wisconsin State, 5.00%, 5/1/19 (b) AMBAC                    403
       400,000   Oregon State, 0.65%, 6/1/40                                 400
       250,000   Texas State, 8.5%, 12/1/26                                  250
                                                                    ------------
                                                                           6,104
                                                                    ------------
REVENUE (56%)
AIRPORT/PORT (3%)
       400,000   Metropolitan DC Airport Authority, 5.375%,
                    10/1/14 (b) FSA                                          415
HEALTHCARE (6%)
       150,000   Allegheny County PA, Hospital Development
                    Authority, 5.00%, 6/15/12                                158
       400,000   Multnomah County, OR Hospital Facilities
                    Authority, 5.25%, 10/1/13                                431
       400,000   Missouri State Health and Educational
                    Facilities, 0.50%, 9/1/30                                400
                                                                    ------------
                                                                             989
                                                                    ------------
INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL (4%)
       415,000   Golden State Tobacco Securitization Corp.,
                    5.00%, 6/1/17                                            398
       250,000   Union County, NJ Utilities Authority, 4.75%,
                    6/15/09                                                  253
                                                                    ------------
                                                                             651
                                                                    ------------
LEASE (11%)
       500,000   California State Public Works, 5.25%,
                    6/1/13                                                   535
       250,000   Charleston, SC Education Excellence Fin. Corp.,
                    5.00%, 12/1/09                                           258
       530,000   Lancaster, SC Edl Assistance, 5.25%, 12/1/17                567
       300,000   Laurens County, S C School District, 5.25%,
                    12/1/22                                                  281
                                                                    ------------
                                                                           1,641
                                                                    ------------
MUNICIPAL (3%)
       400,000   Maine Municipal Bond Bank, 5.125%, 11/1/23                  429
POLLUTION CONTROL (3%)
       500,000   Lincoln County WY, Pollution Control, 0.95%,
                    8/1/15                                                   500
PRE-REFUNDED (3%)
         5,000   Georgia State, 5.00%, 3/1/13                                  6
       300,000   Oregon State Department Admin. Services Lottery
                    Revenue, 5.75%, 4/1/14                                   306
       120,000   Utica, NY Industrial Development Agency, 6.875%,
                    12/1/14                                                  123
                                                                    ------------
                                                                             435
                                                                    ------------
RECREATIONAL (4%)
       500,000   Garden State Preservation Trust, 5.80%,
                    11/1/21 (b) FSA                                          561
TAX-BACKED (1%)
       240,000   California Economic Recovery, 5.00%, 3/1/11                 250
TRANSPORTATION (4%)
       100,000   Los Angeles County, CA Transportation Authority,
                    5.00%, 7/1/09 (b) AMBAC                                  102
       200,000   Missouri State Highways and Transportation
                    Commission, 4.50%, 2/1/18                                219
       100,000   North TX Thruway Authority, 5.00%, 1/1/10                   101
       100,000   Texas State Transportation Commission, 5.00%,
                    4/1/18                                                   115
                                                                    ------------
                                                                             537
                                                                    ------------
UNIVERSITY (4%)
       300,000   Massachusetts State Health & Edl Facs Authority,
                    5.25%, 7/1/15                                            356
       195,000   Richmond County, GA Dev Authority, 5.00%, 2/1/11            196
                                                                    ------------
                                                                             552
                                                                    ------------
WATER & SEWER (10%)
       200,000   California State Department of Water Resources,
                    5.00%, 12/1/16 (b) MBIA                                  225
       550,000   Dallas, TX Waterworks & Sewer System, 5.50%,
                    10/1/10                                                  568
       200,000   Los Angeles CA, Department of Water & Power,
                    5.00%, 7/1/44 (b) AMBAC                                  186
       300,000   Ohio Water Development Authority, 5.00%, 6/1/13             342
       205,000   Virginia State Resources Authority, 5.00%,
                    11/1/11                                                  220
                                                                    ------------
                                                                           1,541
                                                                    ------------
TOTAL BONDS (COST-$14,396)                                                14,605
INVESTMENT COMPANY (COST-$288) (2%)
       287,572   Dreyfus Tax Exempt Cash Management Fund                     288
                                                                    ------------
TOTAL (COST-$14,684) (a) (99%)
                                                                          14,893
OTHER ASSETS, NET OF LIABILITIES (1%)                                        169
                                                                    ------------
NET ASSETS (100%)                                                   $     15,062
                                                                    ============

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $ 343
Unrealized depreciation        (134)
                              -----
Net unrealized appreciation   $ 209
                              =====

(b) Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.

FGIC  - Financial Guaranty Insurance Co.

FSA   - Financial Security Assurance

MBIA  - Municipal Bond Insurance Association

VALUATION INPUTS (000S)

                              Other
           Investments in    Financial
Level        Securities     Instruments
-----      --------------   -----------
Level 1        $   288          $--
Level 2         14,605           --
Level 3             --           --
               -------          ---
Total          $14,893          $--
               =======          ===

Payden California Municipal Income Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (97%)
GENERAL OBLIGATION (33%)
       600,000   California State, 5.00%, 2/1/23                             598
       650,000   California State, 5.00%, 2/1/32                             592
     1,000,000   California State, 5.00%, 3/1/17 (b) MBIA                  1,075
       830,000   California State, 5.00%, 6/1/14                             901
     1,000,000   California State, 5.00%, 6/1/32                             909
       585,000   Coast Community College District CA, 5.00%,
                    8/1/23 (b) FSA                                           608
     1,100,000   Gilroy, CA Unified School District., 5.25%,
                    8/1/19 (b) FGIC                                        1,163
     1,000,000   Los Angeles, CA Unified School District, 6.00%,
                    7/1/14 (b) FGIC                                        1,166
     1,000,000   Los Angeles, City of CA, 5.00%, 9/1/10                    1,050
       250,000   Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC             286
       220,000   Los Gatos Joint Union High School District,
                    5.25%, 12/1/13 (b) FSA                                   255
     1,000,000   Newport Mesa, CA School District, 5.00%, 8/1/15
                    (b) MBIA                                               1,072
     1,320,000   North Orange County Community College District,
                    0.00%, 8/1/25 (b) FGIC                                   528
       500,000   Puerto Rico Commonwealth Infrastructure
                    Financing Authority, 5.50%, 10/1/34                      519
     1,000,000   Sacramento, CA City Unified School District,
                    5.75%, 7/1/15                                          1,042
       450,000   San Carlos CA, School District, 0.00%, 10/1/18
                    (b) MBIA                                                 284
       800,000   San Francisco CA, Bay Area Rapid Tran District,
                    5.00%, 8/1/26                                            827
     1,300,000   Santa Monica CA, Community College District,
                    0.00%, 8/1/12 (b) FGIC                                 1,194
                                                                    ------------
                                                                          14,069
                                                                    ------------
REVENUE (64%)
AIRPORT/PORT (2%)
     1,000,000   San Diego, CA Port District, 5.00%, 9/1/13
                    (b) MBIA                                        $      1,078
CORPORATE (3%)
     1,200,000   SLM Corp., 1.29%, 7/27/09                                 1,155
ELECTRIC & GAS (7%)
     1,000,000   California State Dept. of Water, 5.25%, 5/1/12
                    (b) FSA                                                1,098
     1,060,000   Glendale, CA Electric Works, 5.75%, 2/1/14
                    (b) MBIA                                               1,127
       600,000   Los Angeles, CA Water & Power, 5.00%, 7/1/13
                    (b) MBIA                                                 678
                                                                    ------------
                                                                           2,903
                                                                    ------------
INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL (1%)
       450,000   Golden State Tobacco Securitization Corp.,
                    5.00%, 6/1/17                                            432
LEASE (8%)
       750,000   California Infrastructure & Economic Development
                    Bank, 5.25%, 10/1/12 (b) AMBAC                           837
       300,000   California State Public Works, 5.25%, 6/1/13                321
     1,000,000   California State Public Works, 5.50%, 6/1/15              1,076
     1,050,000   Orange County CA, 5.00%, 6/1/14 (b) MBIA                  1,196
                                                                    ------------
                                                                           3,430
                                                                    ------------
PRE-REFUNDED (7%)
       450,000   California Infrastructure & Economic Development
                    Bank, 5.25%, 7/1/21 (b) FSA                              525
     1,200,000   California State Dept. of Water, 5.375%, 5/1/22           1,370
       310,000   Cerritos CA, Community College District, 5.00%,
                    8/1/25 (b) MBIA                                          362
       500,000   Puerto Rico Infrastructure Financing Authority
                    SPL, 5.50%, 10/1/17                                      534
       120,000   Utica, NY Industrial Development Agency, 6.875%,
                    12/1/14                                                  123
                                                                    ------------
                                                                           2,914
                                                                    ------------
RESOURCE RECOVERY (3%)
     1,000,000   Sacramento County, CA Sanitation District,
                    6.00%, 12/1/15                                         1,083
TAX ALLOCATION (1%)
       195,000   Contra Costa County, CA, 5.125%, 8/1/11                     199
       120,000   San Dimas, CA Redevelopment Agency Tax
                    Allocation, 6.75%, 9/1/16 (b) FSA                        120
                                                                    ------------
                                                                             319
                                                                    ------------
TAX-BACKED (3%)
     1,100,000   California State Economic Recovery, 5.25%,
                    7/1/12                                                 1,193
TRANSPORTATION (5%)
     1,000,000   Puerto Rico Highway and Transportation
                    Authority, 5.50%, 7/1/15 (b) FSA                       1,067
     1,000,000   San Mateo County, CA Transit District, 5.50%,
                    6/1/17 (b) MBIA                                        1,238
                                                                    ------------
                                                                           2,305
                                                                    ------------
UNIVERSITY (5%)
       200,000   California Educational Facilities Authority,
                    5.70%, 10/1/11 (b) MBIA                                  220
       500,000   California State University Revenue, 5.00%,
                    11/1/13 (b) AMBAC                                        564
     1,200,000   University of CA, 5.00%, 5/15/22                          1,263
                                                                    ------------
                                                                           2,047
                                                                    ------------
WATER & SEWER (19%)
       200,000   Brentwood CA, Infrastructure Financing
                    Authority, 5.50%, 7/1/20                                 225
     1,015,000   California Infrastructure & Economic Development
                    Bank, 5.00%,10/1/12                                    1,140
     1,000,000   California State, Department of Water, 5.00%,
                    12/1/28                                                1,016
     1,245,000   Central Marin Sanitation Agency, CA, 5.00%,
                    9/1/18 (b) MBIA                                        1,354
       500,000   Los Angeles CA, Department of Water & Power,
                    5.00%, 7/1/13 (b) AMBAC                                  567
     1,000,000   Los Angeles CA, Department of Water & Power,
                    5.00%, 7/1/44 (b) AMBAC                                  931
       225,000   Los Angeles County, CA Sanitation District,
                    5.00%, 10/1/13 (b) FSA                                   256
       500,000   Metropolitan Water District, Southern CA, 5.00%,
                    7/1/17                                                   588
       550,000   San Diego County, CA Water Authority, 5.00%,
                    5/1/21 (b) FSA                                           595
       500,000   Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA                580
       900,000   Irvine, CA Improvement Bond Act, 0.33%, 10/1/10             900
                                                                    ------------
                                                                           8,152
                                                                    ------------
TOTAL BONDS (COST-$39,765)                                                41,080
INVESTMENT COMPANY (COST-$820) (2%)
       819,772   Dreyfus General CA Municipal Money Market Fund              820
                                                                    ------------
TOTAL (COST-$40,585) (a) (99%)                                            41,900
OTHER ASSETS, NET OF LIABILITIES (1%)                                        572
                                                                    ------------
NET ASSETS (100%)                                                   $     42,472
                                                                    ============

All of the securities are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation       $1,724
Unrealized depreciation         (409)
                              ------
Net unrealized appreciation   $1,315
                              ======

(b) Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.
FGIC  - Financial Guaranty Insurance Co.
FSA   - Financial Security Assurance
MBIA  - Municipal Bond Insurance Association

VALUATION INPUTS (000S)

                              Other
           Investments in    Financial
Level        Securities     Instruments
-----      --------------   -----------
Level 1        $ 1,720          $--
Level 2         40,180           --
Level 3             --           --
               -------          ---
Total          $41,900          $--
               =======          ===

Payden Global Short Bond Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (95%)
AUSTRALIA (USD) (0%)
       100,000   National Australia Bank 144A, 2.204%, 9/11/09(b)   $        100
BERMUDA (USD) (1%)
       270,000   Ingersoll-Rand Finance I, 3.67%, 8/13/10                    251
BRAZIL (USD) (1%)
       640,000   Republic of Brazil, 11.00%, 1/11/12                         765
CANADA (EUR) (1%)
       250,000   Toronto-Dominion Bank, 4.288%, 9/10/10                      316
CANADA (USD) (1%)
       195,000   Bombardier Inc. 144A, 6.75%, 5/1/12 (b)                     176
       400,000   Province of Ontario, 3.125%, 9/8/10                         404
                                                                    ------------
                                                                             580
                                                                    ------------
COLOMBIA (USD) (1%)
       680,000   Republic of Colombia, 10.00%, 1/23/12                       767
CROATIA (USD) (1%)
       360,000   Croatia, 2.50%, 7/31/10                                     337
FRANCE (USD) (0%)
       250,000   SFEF 144A, 2.125%, 1/30/12 (b)                              248
GERMANY (EUR) (6%)
     2,110,000   Bundesschatzanweisungen, 4.00%, 12/11/09                  2,763
       250,000   E. ON International Finance BV, 5.75%, 5/29/09              324
                                                                    ------------
                                                                           3,087
                                                                    ------------
MEXICO (USD) (2%)
       810,000   America Movil SA de CV, 4.125%, 3/1/09                      812
NETHERLANDS (EUR) (8%)
       500,000   Neder Waterschapsbank, 4.625%, 7/25/11                      669
     2,500,000   Netherlands Government, 2.75%, 4/15/09                    3,212
                                                                    ------------
                                                                           3,881
                                                                    ------------
NETHERLANDS (GBP) (1%)
       200,000   Linde Finance BV, 5.875%, 4/29/09                           289
PANAMA (USD) (1%)
       710,000   Republic of Panama, 9.375%, 7/23/12                         770
PERU (USD) (2%)
       720,000   Republic of Peru, 9.125%, 2/21/12                           810
PHILIPPINES (USD) (1%)
       370,000   Republic of Philippines, 9.875%, 3/16/10                    395
SUPRANATIONAL (EUR) (2%)
       750,000   European Investment Bank, 4.75%, 4/15/11                  1,010
SUPRANATIONAL (USD) (1%)
       400,000   International Bank for Reconstruction &
                    Development, 3.125%, 11/15/11                            407
SWEDEN (EUR) (0%)
       250,000   Vattenfall Treasury AB, 6.00%, 4/3/09                       322
UNITED KINGDOM (EUR) (2%)
       550,000   Barclays Bank PLC, 4.25%, 10/27/11                          736
       250,000   Standard Chartered Bank, 5.375%, 5/6/09                     317
                                                                    ------------
                                                                           1,053
                                                                    ------------
UNITED KINGDOM (GBP) (2%)
       890,000   CPUK Mortgage Finance Ltd., 2.96%, 10/10/18                 739
       315,000   JTI UK Finance PLC, 6.625%, 5/21/09                         458
                                                                    ------------
                                                                           1,197
                                                                    ------------
UNITED KINGDOM (USD) (2%)
       500,000   Arkle Master Issuer Plc 144A, 2.52%, 2/17/52 (b)            426
       275,000   BP Capital Markets PLC, 5.25%, 11/7/13                      292
       375,000   Vodafone Group PLC, 7.75%, 2/15/10                          388
                                                                    ------------
                                                                           1,106
                                                                    ------------
UNITED STATES (GBP) (1%)
       199,000   JP Morgan Chase & Co., 6.00%, 12/7/09                       291
UNITED STATES (USD) (58%)
       290,000   3M Co., 4.50%, 11/1/11                                      304
       400,000   Allstate Life Global Fund Trust, 4.50%, 5/29/09             401
       600,000   AT&T Inc., 4.85%, 2/15/14                                   604
       180,000   Boston Scientific Corp., 6.00%, 6/15/11                     175
       405,000   Bottling Group LLC, 6.95%, 3/15/14                          464
       506,225   Capital Auto Receivables Asset Trust, 0.39%,
                    7/15/10                                                  479
       350,000   Cisco Systems Inc., 5.25%, 2/22/11                          366
       350,000   Comcast Cable Communications 6.875%, 06/15/09               353
       500,000   ConocoPhillips, 4.75%, 2/1/14                               505
       195,000   CSC Holdings Inc., 7.625%, 4/1/11                           195
       195,000   Dynegy Holdings Inc., 6.875%, 4/1/11                        180
       195,000   Echostar DBS Corp., 6.375%, 10/1/11                         188
       250,000   Erac USA Finance Co. 144A, 1.43%, 4/30/09 (b)               241
     1,309,114   FG G13328 30YR, 6.00%, 11/1/22                            1,364
        50,000   FHLMC, 4.125%, 9/27/13                                       54
        50,000   FNMA, 2.875%, 12/11/13                                       51
     1,959,470   G2 4040 30YR, 6.50%, 10/20/37                             2,033
     1,265,844   G2 4116 30YR, 6.50%, 4/20/38                              1,313
       946,685   G2 4195 30YR, 6.00%, 7/20/38                                974
       500,000   General Electric Capital Corp., 3.125%, 4/1/09              501
       165,000   Georgia-Pacific Corp., 8.125%, 5/15/11                      160
     1,144,033   GN 664471 30YR, 6.00%, 12/15/37                           1,179
     2,767,027   GN 672629 30YR, 6.00%, 3/15/38                            2,852
     1,244,046   GN 676709 30YR, 6.00%, 2/15/38                            1,282
       464,582   GN 680646 30YR, 6.00%, 12/15/37                             479
       140,000   Goldman Sachs Group Inc., 3.25%, 6/15/12                    144
       500,000   Grace Church Mortgage Financing PLC 144A, 2.60%,
                    11/20/56 (b)                                             404
       750,000   Granite Master Trust PLC, 0.789%, 12/17/54                  113
     1,782,956   GSR Mortgage Loan Trust, 4.539%, 9/25/35                  1,468
     1,488,237   Harborview Mortgage Loan Trust, 5.301%, 12/19/35            821
       250,000   John Deere Capital Corp., 4.40%, 7/15/09                    253
       305,000   John Deere Capital Corp., 4.875%, 3/16/09                   306
       180,000   JP Morgan Chase & Co., 3.125%, 12/1/11                      185
       185,000   Mirant Americas Generator Inc., 8.30%, 5/1/11               183
       340,000   Morgan Stanley, 2.90%, 12/1/10                              348
       175,000   Nalco Co., 7.75%, 11/15/11                                  170
       400,000   National Rural Utilities, 5.75%, 8/28/09                    408
       200,000   North TX Thruway Authority, 5.00%, 1/1/38                   204
       495,000   Oracle Corp., 5.00%, 1/15/11                                517
       410,000   Procter & Gamble Co., 2.36%, 3/9/10                         409
        85,000   Qwest Capital Funding, 7.25%, 2/15/11                        79
       185,000   Rock-Tennessee Co., 8.20%, 8/15/11                          184
     2,000,000   SLM Corp., 1.31%, 7/26/10                                 1,766
       195,000   Sprint Capital Corp., 8.375%, 3/15/12                       155
       195,000   Steel Dynamics Inc., 7.375%, 11/1/12                        176
     1,455,957   Thornburg Mortgage Securities Trust, 4.04%,
                    3/25/44                                                1,106
       420,000   U.S. Treasury Note, 0.875%, 12/31/10                        420
       400,000   U.S. Treasury Note, 3.25%, 12/31/09                         410
       195,000   US Oncology Inc., 9.00%, 8/15/12                            182
       600,000   Verizon California Inc., 6.70%, 9/1/09                      615
       500,000   Wal-Mart Stores Inc., 6.875%, 8/10/09                       513
     1,665,473   Washington Mutual, 6.04%, 10/25/36                        1,416
                                                                    ------------
                                                                          29,652
                                                                    ------------
TOTAL BONDS (COST-$53,884)                                                48,446
INVESTMENT COMPANY (COST-$1,125) (2%)
     1,124,891   Paydenfunds Cash Reserves Money Market Fund *             1,125
                                                                    ------------
TOTAL (COST-$55,009) (a) (97%)                                            49,571
OTHER ASSETS, NET OF LIABILITIES (3%)                                      1,323
                                                                    ------------
NET ASSETS (100%)                                                   $     50,894
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   370
Unrealized depreciation        (5,808)
                              -------
Net unrealized depreciation   $(5,438)
                              =======

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-------   --------------   ---------------
Level 1       $ 1,125            $52
Level 2        48,446             --
Level 3            --             --
              -------            ---
Total         $49,571            $52
              =======            ===

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                    Contract    Unrealized
Delivery                                 Contract     Value    Appreciation
Date              Currency (000s)          Price     (000s)       (000s)
---------         ---------------        --------   --------   ------------
ASSETS:
2/11/2009   British Pound (Sell 1,317)    1.4412     $1,898        $103
2/11/2009   Euro (Sell 7,651)             1.2811      9,801         648
                                                                   ----
                                                                   $751
                                                                   ====

OPEN FUTURES CONTRACTS

                                                                        Unrealized
                                                            Current    Appreciation
Number of                                      Expiration    Value    (Depreciation)
Contracts            Contract Type                Date       (000s)       (000s)
---------            -------------             ----------   -------   --------------
    66      Euro-Schatz Future                   Mar-09     $ 9,116        $ 66
    61      U.S. Treasury 2 Year Note Future     Mar-09      13,276         (14)
                                                                           ----
                                                                           $ 52
                                                                           ====

Payden Global Fixed Income Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (94%)
AUSTRALIA (EUR) (1%)
       310,000   Australia & New Zealand Banking Group, 5.25%,
                    5/20/13                                         $        399
AUSTRALIA (USD) (0%)
       235,000   BHP Billiton Finance, 4.80%, 4/15/13                        224
AUSTRIA (EUR) (1%)
       430,000   Oekb Oest.  Kontrollbank, 4.125%, 2/21/12                   570
BRAZIL (USD) (1%)
       380,000   Republic of Brazil, 6.00%, 1/17/17                          378
       120,000   Republic of Brazil, 8.875%, 10/14/19                        141
       175,000   Vale Overseas Ltd., 6.88%, 11/21/36                         151
                                                                    ------------
                                                                             670
                                                                    ------------
CANADA (CAD) (3%)
     3,176,000   Canadian Government, 5.00%, 6/1/14                        2,912
CANADA (EUR) (0%)
       150,000   Toronto-Dominion Bank, 5.375%, 5/14/15                      187
COLOMBIA (USD) (0%)
       230,000   Republic of Colombia, 7.38%, 1/27/17                        233
FRANCE (EUR) (6%)
       350,000   BNP Paribas Covered, 3.75%, 12/13/11                        452
       310,000   BNP Paribas, 4.75%, 4/4/11                                  405
       270,000   CIE Financement Foncier, 5.75%, 10/4/21                     373
       200,000   Danone Finance, 6.375%, 2/4/14                              278
       290,000   Dexia Municipal Agency, 5.25%, 2/6/17                       392
       140,000   France Telecom, 7.25%, 1/28/13                              194
     1,200,000   Government of France, 4.75%, 4/25/35                      1,663
       150,000   LVMH Moet-Hennessy, 4.625%, 7/1/11                          194
       515,000   Reseau Ferre De France, 5.25%, 4/14/10                      686
       200,000   Schneider Electric SA, 5.375%, 1/8/15                       247
       490,000   SFEF, 3.25%, 1/16/14                                        629
       300,000   Veolia Environnement, 4.00%, 2/12/16                        338
                                                                    ------------
                                                                           5,851
                                                                    ------------
FRANCE (GBP) (1%)
        80,000   Total Capital SA, 5.50%, 1/29/13                            122
GERMANY (EUR) (15%)
       270,000   Bundesobligation 147, 2.50%, 10/8/10                        351
           497   Bundesobligation, 2.25%, 4/15/13                              1
     1,150,000   Bundesrepublic Deutschland, 4.00%, 1/4/18                 1,565
       910,000   Bundesrepublic Deutschland, 4.00%, 1/4/37                 1,174
     2,800,000   Bundesrepublic Deutschland, 4.25%, 1/4/14                 3,878
       500,000   Bundesschatzanweisungen, 4.75%, 6/11/10                     669
       150,000   Deutsche Bank AG, 4.50%, 3/7/11                             196
       870,000   Deutsche Bundesrepublik, 4.50%, 1/4/13                    1,207
       465,000   Deutsche Bundesrepublik, 6.25%, 1/4/24                      747
       130,000   Deutsche Telekom Int'l Finance, 8.125%, 5/29/12             181
       155,000   E.ON International Finance BV, 5.125%, 5/7/13               205
       300,000   Eurohypo AG 144A, 4.50%, 1/21/13 (b)                        403
     1,000,000   German Treasury Bill, 0.00%, 4/22/09                      1,278
       400,000   KFW, 4.375%, 7/4/18                                         528
       285,000   Munich RE, 6.75%, 6/21/23                                   336
       310,000   Norddeutsche Landesbank, 4.25%, 3/15/12                     411
       200,000   RWE Finance BV, 6.625%, 1/31/19                             272
       480,000   Voith AG, 5.375%, 6/21/17                                   535
                                                                    ------------
                                                                          13,937
                                                                    ------------
GERMANY (GBP) (0%)
       140,000   KFW, 5.50%, 12/7/15                                         221
       155,000   Linde Finance BV, 5.875%, 4/24/23                           195
                                                                    ------------
                                                                             416
                                                                    ------------
INDONESIA (USD) (0%)
       230,000   Republic of Indonesia, 7.50%, 1/15/16                       191
IRELAND (EUR) (1%)
       350,000   DEPFA ACS Bank, 3.50%, 3/16/11                              431
ITALY (EUR) (2%)
       550,000   Buoni del Tesoro Poliennali, 6.50%, 11/1/27                 805
       950,000   Buoni Poliennali Del Tesoro, 5.25%, 8/1/17                1,296
                                                                    ------------
                                                                           2,101
                                                                    ------------
JAPAN (JPY) (16%)
    77,000,000   Japan-19 (30 Year Issue), 2.30%, 6/20/35                    910
   555,000,000   Japan-253 (10 Year Issue), 1.60%, 9/20/13                 6,438
   340,000,000   Japan-283 (10 Year Issue), 1.80%, 9/20/16                 4,029
   255,000,000   Japan-289 (10 Year Issue), 1.50%, 12/20/17                2,931
   140,000,000   Japan-61 (20 Year Issue), 1.00%, 3/20/23                  1,416
                                                                    ------------
                                                                          15,724
                                                                    ------------
MEXICO (USD) (0%)
       150,000   United Mexican States, 5.625%, 1/15/17                      146
       290,000   United Mexican States, 6.75%, 9/27/34                       275
                                                                    ------------
                                                                             421
                                                                    ------------
NETHERLANDS (EUR) (1%)
       500,000   Neder Waterschapsbank, 4.00%, 3/12/13                       657
NETHERLANDS (GBP) (0%)
       130,000   BK Nederlandse Gemeenten, 5.75%, 1/18/19                    203
PANAMA (USD) (0%)
       230,000   Republic of Panama, 9.375%, 4/1/29                          259
PERU (USD) (0%)
       210,000   Republic of Peru, 8.375%, 5/3/16                            233
PHILIPPINES (USD) (0%)
       190,000   Republic of Philippines, 9.875%, 1/15/19                    216
RUSSIAN FEDERATION (USD) (0%)
       240,000   Gazprom, 7.288%, 8/16/37                                    150
SPAIN (EUR) (1%)
       400,000   Banco Santander SA, 4.25%, 5/6/13                           521
       170,000   Telefonica Emisiones, 4.375%, 2/2/16                        199
                                                                    ------------
                                                                             720
                                                                    ------------
SPAIN (GBP) (0%)
       100,000   Telefonica Emisiones Sau, 5.88%, 1/31/14                    146
SUPRANATIONAL (EUR) (1%)
       190,000   European Investment Bank, 4.125%, 4/15/24                   235
       290,000   European Investment Bank, 4.75%, 10/15/17                   397
                                                                    ------------
                                                                             632
                                                                    ------------
SUPRANATIONAL (GBP) (0%)
       135,000   European Investment Bank, 4.875%, 9/7/16                    206
SWITZERLAND (EUR) (0%)
       200,000   Glencore Finance Europe, 5.25%, 10/11/13                    154
TURKEY (USD) (0%)
       220,000   Republic of Turkey, 6.75%, 4/3/18                           205
UNITED KINGDOM (EUR) (3%)
        60,000   Astrazeneca PLC, 5.125%, 1/15/15                             79
       205,000   Barclays Bank PLC, 4.50%, 3/4/19                            220
       260,000   British Telecom Plc, 5.25%, 6/23/14                         300
       190,000   Diageo Finance PLC, 6.625%, 12/5/14                         256
       120,000   GlaxoSmithKline Capital, 5.625%, 12/13/17                   155
       310,000   HSBC Bank PLC, 3.875%, 11/9/11                              403
       160,000   National Grid PLC, 4.125%, 3/21/13                          192
       160,000   Rolls-Royce PLC, 4.50%, 3/16/11                             204
       185,000   Royal Bank of Scotland Group PLC, 5.25%, 5/15/13            233
        90,000   Tesco Plc, 3.875%, 3/24/11                                  116
       170,000   Vodafone Group, 3.625%, 11/29/12                            213
                                                                    ------------
                                                                           2,371
                                                                    ------------
UNITED KINGDOM (GBP) (4%)
       600,000   Canary Wharf Finance Plc, 2.75%, 10/22/37                   476
       220,000   HSBC Bank PLC, 5.38%, 11/4/30                               271
       100,000   Legal & General Group, 6.385%, 5/2/49                        69
       150,000   Lloyds TSB Bank PLC, 6.963%, 5/29/20                        208
        50,000   UK Treasury, 4.75%, 12/7/38                                  76
        34,000   UK Treasury, 5.00%, 3/7/18                                   54
       600,000   UK Treasury, 5.00%, 9/7/14                                  960
     1,300,000   United Kingdom Gilt, 4.25%, 3/7/36                        1,805
                                                                    ------------
                                                                           3,919
                                                                    ------------
UNITED KINGDOM (USD) (0%)
       235,000   GlaxoSmithKline Capital Inc., 5.65%, 5/15/18                252
UNITED STATES (EUR) (1%)
       150,000   American Honda Finance, 3.75%, 3/16/11                      182
       160,000   BMW US Capital LLC, 5.00%, 5/28/15                          188
       180,000   GE Capital Euro Funding, 5.25%, 5/18/15                     217
       235,000   Procter & Gamble Co., 3.375%, 12/7/12                       300
                                                                    ------------
                                                                             887
                                                                    ------------
UNITED STATES (GBP) (0%)
       200,000   BA Credit Card Trust, 5.45%, 9/17/13                        244
UNITED STATES (USD) (37%)
       271,000   ACE INA Holdings Inc., 5.88%, 6/15/14                       270
       272,000   Allergan Inc., 5.75%, 4/1/16                                259
       215,000   AT&T Wireless, 8.125%, 5/1/12                               234
       196,000   AT&T Wireless, 8.75%, 3/1/31                                232
       228,000   Bank of America Corp., 4.25%, 10/1/10                       227
        41,912   Bear Stearns Alt-A Trust, 5.41%, 6/25/34                     28
       250,000   Bear Stearns Co. Inc., 5.55%, 1/22/17                       228
       220,000   Cisco Systems Inc., 5.25%, 2/22/11                          230
       245,000   Citigroup Inc., 5.30%, 1/7/16                               211
       221,000   Comcast Corp., 6.50%, 1/15/17                               224
       240,000   ConocoPhillips, 5.20%, 5/15/18                              237
       235,000   Costco Wholesale Corp., 5.50%, 3/15/2017                    246
       426,000   Cox Communications Inc., 5.45%, 12/15/14                    393
       230,000   Credit Suisse First Boston, 6.125%, 11/15/11                234
       376,000   DaimlerChrysler NA Holding, 5.75%, 9/8/11                   357
       165,000   Dr. Pepper Snapple Group, 6.82%, 5/1/18                     156
       159,000   ERP Operating Lp, 5.375%, 8/1/16                            128
     3,596,917   FGLMC G02252, 5.50%, 7/1/36                               3,684
     2,602,383   FHLMC G02385, 6.00%, 11/1/36                              2,688
     1,012,211   FN 254766, 5.00%, 6/1/33                                  1,032
     1,111,127   G2 4049 30YR, 6.00%, 11/20/37                             1,143
     1,474,433   G2 4170 30YR, 6.00%, 6/20/38                              1,517
       475,000   General Electric Capital Corp., 5.625%, 5/1/18              439
       225,000   General Mills Inc., 6.00%, 2/15/12                          236
     3,690,000   GNMA 5.50%, 30YR TBA (c)                                  3,781
        95,642   Greenpoint Mortgage Funding Trust, 0.66%,
                    6/25/45                                                   29
       120,000   Hartford Financial Services Group, 6.00%, 1/15/19            95
       245,000   HSBC Finance Corp., 5.00%, 6/30/15                          222
       230,000   IBM Corp., 4.95%, 3/22/11                                   242
       120,000   IBM Corp., 5.88%, 11/29/32                                  120
        56,449   Indymac Indx Mortgage Loan Trust, 5.48%, 10/25/34            37
       225,000   JP Morgan Chase & Co., 5.60%, 6/1/11                        230
       235,000   Kellogg Co., 5.125%, 12/3/12                                246
       170,000   Lockheed Martin Corp., 6.15%, 9/1/36                        169
       235,000   Marathon Oil Corp., 5.90%, 3/15/18                          204
       110,000   Medco Health Solutions, 7.25%, 8/15/13                      108
       177,000   Midamerican Energy Holdings, 6.125%, 4/1/36                 166
       235,000   National Rural Utilities, 4.75%, 3/1/14                     234
       192,000   News America Inc., 6.40%, 12/15/35                          178
       240,000   Oracle Corp., 5.75%, 4/15/18                                250
       283,000   Pacific Gas & Electric, 4.80%, 3/1/14                       286
       224,544   Structured ARM Loan Trust, 5.15%, 10/25/34                  155
       245,000   Target Corp., 4.00%, 6/15/13                                240
       468,266   Thornburg Mortgage Securities Trust, 0.75%, 9/25/34         377
       181,000   Time Warner Cable Inc., 6.55%, 5/1/37                       173
       230,000   Time Warner Inc., 6.875%, 5/1/12                            231
     1,515,659   U.S. Treasury Inflation Indexed, 0.875%, 4/15/10          1,475
     4,000,000   U.S. Treasury Note, 2.00%, 11/30/13                       4,039
       206,000   U.S. Treasury Note, 3.125%, 9/30/13                         219
     2,470,000   U.S. Treasury Note, 4.00%, 8/15/18                        2,712
     1,500,000   U.S. Treasury Note, 4.25%, 11/15/14                       1,692
       100,000   U.S. Treasury Note, 4.25%, 11/15/17                         111
       390,000   U.S. Treasury Note, 4.375%, 2/15/38                         442
       150,000   U.S. Treasury Note, 4.63%, 11/15/16                         170
       570,000   U.S. Treasury Note, 6.375%, 8/15/27                         758
       255,000   Valero Energy Corp., 6.875%, 4/15/12                        257
       220,000   Verizon Global Corp., 7.25%, 12/1/10                        235
       269,000   Viacom Inc., 5.625%, 8/15/12                                234
       230,000   Wal-Mart Stores Inc., 5.00%, 4/5/12                         245
       230,000   Wells Fargo Co., 5.625%, 12/11/17                           227
       120,000   XTO Energy Inc., 5.50%, 6/15/18                             111
                                                                    ------------
                                                                          35,333
                                                                    ------------
TOTAL BONDS (COST-$93,529)                                                91,176
INVESTMENT COMPANIES (COST-$5,947) (6%)
     2,119,412   Paydenfunds Cash Reserves Money Market Fund *             2,119
       521,725   Paydenfunds High Income Fund *                            3,141
                                                                    ------------
                                                                           5,260
                                                                    ------------
TOTAL (COST-99,476) (a) (100%)                                            96,436
OTHER ASSETS, NET OF LIABILITIES (0%)                                        180
                                                                    ------------
NET ASSETS (100%)                                                   $     96,616
                                                                    ============

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $ 4,212
Unrealized depreciation        (7,252)
                              -------
Net unrealized depreciation   $(3,040)
                              =======

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)  Security purchased on a delayed delivery basis.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1       $ 5,260          $16
Level 2        91,176           --
Level 3            --           --
              -------          ---
Total         $96,436          $16
              =======          ====

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                             Unrealized
                                                                Contract    Appreciation
Delivery                                             Contract     Value    (Depreciation)
   Date                 Currency (000s)               Price      (000s)        (000s)
-----------             ---------------             ---------   --------   --------------
ASSETS:
2/23/2009     Australian Dollar (Sell 744)             0.6346    $   472      $   14
1/30/2009     British Pound (Buy 400)                  1.4415        577          11
2/11/2009     British Pound (Sell 3,434)               1.4412      4,949         270
2/11/2009     Canadian Dollar (Sell 3,811)             1.2398      3,074         142
3/12/2009     Czech Republic Koruna (Sell 14,900)     21.8487        682          91
1/30/2009     Euro (Sell 430)                          1.2813        551          15
2/11/2009     Euro (Sell 11,406)                       1.2811     14,612         966
2/11/2009     Euro (Sell 11,976)                       1.2811     15,342       1,009
2/18/2009     Euro (Sell 539)                          1.2809        690          44
3/16/2009     Euro (Sell 729)                          1.2805        933          37
2/5/2009      Hungary Forint (Sell 117,400)          232.6778        505         112
4/16/2009     Israeli Shekel (Sell 2,283)              4.0655        562          21
2/18/2009     Japanese Yen (Buy 67,300)               89.7615        750           7
2/26/2009     Malaysian Ringgit (Sell 2,714)           3.6092        752          15
2/26/2009     Singapore Dollar (Sell 1,139)            1.5109        754           6
3/19/2009     Swedish Krona (Buy 8,089)                8.2966        975           3
                                                                              ------
                                                                              $2,763
                                                                              ======
LIABILITIES:
2/11/2009     British Pound (Sell 400)                 1.4412    $   576      $  (11)
2/5/2009      Euro (Buy 445)                           1.2812        570         (58)
3/12/2009     Euro (Buy 566)                           1.2805        725         (49)
2/12/2009     Japanese Yen (Sell 1,422,900)           89.7705     15,850        (495)
3/19/2009     Norwegian Krone (Sell 6,809)             6.9247        983         (13)
                                                                              ------
                                                                              $ (626)
                                                                              ======

OPEN FUTURES CONTRACTS

                                                              Current    Unrealized
 Number of                                       Expiration    Value    Appreciation
 Contracts             Contract Type                Date       (000s)      (000s)
----------             -------------             ----------   -------   ------------
    42       Euro-Schatz Future                    Mar-09      $5,801        $13
    16       U.S. Treasury 10 Year Note Future     Mar-09       1,963          3
                                                                             ---
                                                                             $16
                                                                             ===

Payden Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (89%)
BRAZIL (BRL) (6%)
     8,050,000   Nota Do Tesouro Nacional, 10.00%, 1/1/12           $      3,307
     2,250,000   Nota Do Tesouro Nacional, 10.00%, 1/1/17                    840
     1,120,000   Nota Do Tesouro Nacional, 6.00%, 5/15/17                    792
                                                                    ------------
                                                                           4,939
                                                                    ------------
BRAZIL (USD) (11%)
       660,000   Republic of Brazil, 10.50%, 7/14/14                         815
     1,130,000   Republic of Brazil, 12.25%, 3/6/30                        1,729
       850,000   Republic of Brazil, 5.875%, 1/15/19                         816
       930,000   Republic of Brazil, 7.125%, 1/20/37                         960
       740,000   Republic of Brazil, 7.875%, 3/7/15                          818
       770,000   Republic of Brazil, 8.25%, 1/20/34                          872
     1,030,000   Republic of Brazil, 8.75%, 2/4/25                         1,195
     1,440,000   Republic of Brazil, 8.875%, 10/14/19                      1,688
                                                                    ------------
                                                                           8,893
                                                                    ------------
COLOMBIA (COP) (3%)
 6,560,000,000   Republic of Colombia, 11.75%, 3/1/10                      2,776
COLOMBIA (USD) (4%)
     1,580,000   Republic of Colombia, 7.375%, 9/18/37                     1,450
     2,020,000   Republic of Colombia, 7.38%, 1/27/17                      2,050
                                                                    ------------
                                                                           3,500
                                                                    ------------
DOMINICAN REPUBLIC (USD) (1%)
     1,508,308   Dominican Republic, 9.04%, 1/23/18                        1,124
GHANA (USD) (1%)
       900,000   Republic of Ghana, 8.50%, 10/4/17                           588
GUATEMALA (USD) (2%)
     1,540,000   Republic of Guatemala, 9.25%, 8/1/13                      1,617
INDONESIA (USD) (4%)
       900,000   Republic of Indonesia, 6.875%, 1/17/18                      682
     1,900,000   Republic of Indonesia, 7.50%, 1/15/16                     1,581
     1,830,000   Republic of Indonesia, 8.50%, 10/12/35                    1,356
                                                                    ------------
                                                                           3,619
                                                                    ------------
LEBANON (USD) (2%)
       420,000   Lebanese Republic, 8.25%, 4/12/21                           384
       830,000   Lebanese Republic, 8.50%, 1/19/16                           817
       410,000   Lebanese Republic, 8.625%, 6/20/13                          412
                                                                    ------------
                                                                           1,613
                                                                    ------------
MACAU (USD) (0%)
       500,000   Galaxy Entertainment Financial 144A, 9.875%,
                    12/15/12 (b)                                             263
MALAYSIA (USD) (2%)
     1,360,000   Malaysia, 7.50%, 7/15/11                                  1,475
MEXICO (MXN) (4%)
    21,800,000   America Movil SA de CV, 9.00%, 1/15/16                    1,479
    22,000,000   Mexican Bonos, 9.00%, 12/22/11                            1,613
                                                                    ------------
                                                                           3,092
                                                                    ------------
MEXICO (USD) (6%)
       730,000   Mexico, 8.125%, 12/30/19                                    819
     1,000,000   Pemex Project Funding Master Trust, 6.625%,
                    6/15/35                                                  799
       890,000   United Mexican States, 6.75%, 9/27/34                       843
       730,000   United Mexican States, 7.50%, 4/8/33                        756
     1,490,000   United Mexican States, 8.30%, 8/15/31                     1,631
                                                                    ------------
                                                                           4,848
                                                                    ------------
PANAMA (USD) (4%)
     1,030,000   Republic of Panama, 6.70%, 1/26/36                          937
       960,000   Republic of Panama, 7.25%, 3/15/15                        1,001
       780,000   Republic of Panama, 8.875%, 9/30/27                         854
       830,000   Republic of Panama, 9.375%, 4/1/29                          936
                                                                    ------------
                                                                           3,728
                                                                    ------------
PERU (USD) (5%)
       530,000   Republic of Peru, 6.55%, 3/14/37                            474
     1,460,000   Republic of Peru, 8.375%, 5/3/16                          1,617
     1,550,000   Republic of Peru, 9.875%, 2/6/15                          1,825
                                                                    ------------
                                                                           3,916
                                                                    ------------
PHILIPPINES (USD) (9%)
     1,090,000   Philippine Long Distance Telephone, 10.50%,
                    4/15/09                                                1,085
     1,747,000   Republic of Philippines, 7.75% 1/14/31                    1,703
     1,860,000   Republic of Philippines, 8.00%, 1/15/16                   1,944
       800,000   Republic of Philippines, 8.375%, 6/17/19                    832
     1,800,000   Republic of Philippines, 9.875%, 1/15/19                  2,047
                                                                    ------------
                                                                           7,611
                                                                    ------------
RUSSIAN FEDERATION (USD) (6%)
     1,120,000   Gazprom, 7.288%, 8/16/37                                    700
       890,000   Russia Government International Bond, 12.75%,
                    6/24/28                                                1,170
     3,008,600   Russia Government International Bond, 7.50%,
                    3/31/30                                                2,813
                                                                    ------------
                                                                           4,683
                                                                    ------------
SOUTH AFRICA (USD) (2%)
     1,640,000   Republic of South Africa, 6.50%, 6/2/14                   1,615
TURKEY (USD) (5%)
     1,300,000   Republic of Turkey, 6.75%, 4/3/18                         1,209
     1,190,000   Republic of Turkey, 7.00%, 6/5/20                         1,065
     1,690,000   Republic of Turkey, 8.00%, 2/14/34                        1,546
                                                                    ------------
                                                                           3,820
                                                                    ------------
UNITED STATES (USD) (2%)
       850,000   United Mexican States, 5.625%, 1/15/17                      830
       760,000   United Mexican States, 6.625%, 3/3/15                       802
                                                                    ------------
                                                                           1,632
                                                                    ------------
URUGUAY (USD) (3%)
     1,870,000   Republic of Uruguay, 8.00%, 11/18/22                      1,715
       460,000   Republica Orient Uruguay, 7.63%, 3/21/36                    381
                                                                    ------------
                                                                           2,096
                                                                    ------------
VENEZUELA (USD) (7%)
     2,070,000   Republic of Venezuela, 6.00%, 12/9/20                       829
     1,990,000   Republic of Venezuela, 7.00%, 3/31/38                       776
     2,480,000   Republic of Venezuela, 8.50%, 10/8/14                     1,401
     2,080,000   Republic of Venezuela, 9.25%, 5/7/28                        926
     2,975,000   Republic of Venezuela, 9.25%, 9/15/27                     1,526
                                                                    ------------
                                                                           5,458
                                                                    ------------
TOTAL BONDS (COST-$80,080)                                                72,906
INVESTMENT COMPANY (COST-$9,075) (11%)
     9,074,844   Paydenfunds Cash Reserves Money Market Fund *             9,075
                                                                    ------------
TOTAL (COST-$89,155) (a) (100%)                                           81,981
OTHER ASSETS, NET OF LIABILITIES (0%)                                        146
                                                                    ------------
NET ASSETS (100%)                                                   $     82,127
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $ 1,468
Unrealized depreciation        (8,642)
                              -------
Net unrealized depreciation   $(7,174)
                              =======

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $ 9,075            $ 62
Level 2        72,906             105
Level 3             -               -
Total         $81,981            $167
              =======            ====

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                            Unrealized
                                                               Contract    Appreciation
Delivery                                           Contract      Value    (Depreciation)
Date                  Currency (000s)                Price      (000s)        (000s)
---------             ---------------             ----------   --------   --------------
ASSETS:
2/19/2009   Colombian Peso (Sell 7,438,500)       2,443.0667    $3,045         $ 283
2/19/2009   Czech Republic Koruna (Sell 12,090)      21.8478       553            78
2/19/2009   Hungary Forint (Sell 119,740)           232.6833       515           110
2/19/2009   Israeli Shekel (Sell 2,930)               4.0635       721            61
2/19/2009   Malaysian Ringgit (Sell 3,326)            3.6081       922            35
2/19/2009   Mexican New Peso (Sell 20,350)           14.3672     1,416            38
2/19/2009   Mexican New Peso (Sell 23,257)           14.3672     1,619            52
2/19/2009   Mexican New Peso (Sell 3,800)            14.3672       264             2
2/19/2009   New Taiwan Dollar (Sell 30,858)          33.5570       920            26
2/19/2009   Singapore Dollar (Sell 1,390)             1.5108       920            45
2/19/2009   South African Rand (Sell 6,000)        10.247166       586            47
2/19/2009   Turkish Lira (Sell 937)                   1.6544       566            38
                                                                               -----
                                                                               $ 815
                                                                               =====
LIABILITIES:
2/19/2009   Brazilian Real (Sell 4,010)              2.3330     $1,719         $ (20)
2/19/2009   Brazilian Real (Sell 410)                2.3330        176            (5)
2/19/2009   Brazilian Real (Sell 7,205)              2.3330      3,088           (59)
2/19/2009   Euro (Buy 825)                           1.2809      1,057          (106)
                                                                               -----
                                                                               $(190)
                                                                               =====

OPEN SWAP CONTRACTS (000S)

                                    Fund                                      Unrealized
                                  Receives   Expiration          Notional    Appreciation
Contract Type                      (Pays)       Date            Principal   (Depreciation)
-------------                     --------   ----------         ---------   -------------
ASSETS:
Israel Interest Rate Swap            4.66%     Jan-19     ILS      4,120        $  11
Mexican Interest Rate Swap           8.74%     Nov-10     MXN     41,000           86
South Africa Interest Rate Swap     12.45%     Jun-10     ZAR     48,350          270
                                                                                -----
                                                                                $ 367
                                                                                =====
LIABILITIES:
Mexican Interest Rate Swap           7.64%     Jan-14     MXN     13,800        $  (1)
South Africa Interest Rate Swap    (11.12%)    Jun-18     ZAR     13,900         (261)
                                                                                -----
                                                                                $(262)
                                                                                =====

OPEN FUTURES CONTRACTS

                                                                         Unrealized
                                                             Current    Appreciation
Number of                                       Expiration    Value    (Depreciation)
Contracts             Contract Type                Date       (000s)       (000s)
---------             -------------             ----------   -------   --------------
    21      U.S. Treasury 10 Year Note Future     Mar-09      $2,576        $ 71
    45      U.S. Treasury 2 Year Note Future      Mar-09       9,793          67
    52      U.S. Treasury 5 Year Note Future      Mar-09       6,145         (76)
                                                                            ----
                                                                            $ 62
                                                                            ====

Payden Value Leaders Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
COMMON STOCKS (92%)
CONSUMER DISCRETIONARY (8%)
        11,100   Carnival Corp. (b)                                 $        202
        22,600   Comcast Corp.                                               331
        19,600   Home Depot, Inc.                                            422
        20,100   Lowe's Cos, Inc.                                            367
        25,800   News Corp.                                                  165
        26,300   The Walt Disney Co.                                         544
        44,700   Time Warner Inc.                                            417
                                                                    ------------
                                                                           2,448
                                                                    ------------
CONSUMER STAPLES (6%)
         9,700   Coca-Cola Co.                                               414
         9,700   CVS Corp.                                                   261
        19,000   Kraft Foods Inc.                                            533
        16,200   Procter & Gamble Co.                                        883
                                                                    ------------
                                                                           2,091
                                                                    ------------
ENERGY (17%)
         3,400   Apache Corp.                                                255
        16,800   Chevron Corp.                                             1,185
        12,600   ConocoPhillips                                              599
         4,800   Devon Energy Corp.                                          296
        35,300   Exxon Mobil Corp.                                         2,700
        13,500   Marathon Oil Corp.                                          368
                                                                    ------------
                                                                           5,403
                                                                    ------------
FINANCIAL (15%)
         9,100   Allied World Assurance Co. Holdings, Ltd.                   343
        11,500   American Financial Group, Inc.                              195
         7,400   AMB Property Corp. (b)                                      119
        35,200   Bank of America Corp.                                       232
        15,500   Bank of New York Mellon Corp.                               399
        45,400   Citigroup Inc.                                              161
        20,900   Douglas Emmett, Inc.                                        194
         2,900   Essex Property Trust, Inc.                                  192
         5,100   Federal Realty Investment Trust                             258
         4,300   Goldman Sachs Group, Inc. (b)                               347
        30,600   JP Morgan Chase & Co.                                       781
        14,400   Loews Corp.                                                 351
        14,500   W. R. Berkley Corp.                                         384
        30,100   Wells Fargo & Co.                                           569
           900   White Mountains Insurance Group Ltd.                        217
                                                                    ------------
                                                                           4,742
                                                                    ------------
HEALTHCARE (13%)
        15,200   Amgen Inc. (b)                                              834
        32,100   Boston Scientific Corp. (b)                                 285
        10,900   Eli Lilly & Co.                                             401
         8,000   Johnson & Johnson                                           462
        15,600   Merck & Co. Inc.                                            445
        61,100   Pfizer, Inc.                                                891
         6,500   WellPoint Inc. (b)                                          269
        16,300   Wyeth                                                       700
                                                                    ------------
                                                                           4,287
                                                                    ------------
INDUSTRIAL (11%)
        44,300   Covanta Holding Corp. (b)                                   766
         6,000   FedEx Corp.                                                 305
         3,800   General Dynamics Corp.                                      216
        78,800   General Electric Co.                                        956
        11,600   Illinois Tool Works                                         379
         6,700   Northrop Grumman Corp.                                      322
        12,200   Timken Co.                                                  182
         7,500   United Technologies Corp.                                   360
                                                                    ------------
                                                                           3,486
                                                                    ------------
MATERIALS (2%)
        12,300   Dow Chemical Co.                                            143
        11,100   DuPont De Nemours and Co.                                   255
         5,200   Freeport-McMoRan Copper & Gold, Inc. (b)                    131
         9,900   International Flavors & Fragrances Inc.                     283
                                                                    ------------
                                                                             812
                                                                    ------------
TECHNOLOGY (7%)
        12,600   Fiserv, Inc. (b)                                            400
        18,200   Intel Corporation                                           235
        87,100   Novell, Inc. (b)                                            322
        26,700   Red Hat, Inc. (b)                                           390
        19,200   Symantec Corp. (b)                                          294
        10,600   Tech Data Corp.                                             192
        16,700   Xilinx, Inc.                                                281
                                                                    ------------
                                                                           2,114
                                                                    ------------
TELECOMMUNICATION (7%)
        53,500   AT&T Inc.                                                 1,317
        28,000   Verizon Communications Inc.                                 836
                                                                    ------------
                                                                           2,153
                                                                    ------------
UTILITIES (6%)
        11,400   American Electric Power Co., Inc.                           357
        10,400   Consolidated Edison, Inc.                                   424
        23,400   Duke Energy Corp.                                           355
         8,500   Edison International                                        277
         9,900   PG & E Corp.                                                383
         9,500   Southern Co.                                                318
                                                                    ------------
                                                                           2,114
                                                                    ------------
TOTAL COMMON STOCKS (COST-$46,038)                                        29,650
EXCHANGE TRADED FUNDS (COST-$1,859) (5%)
        35,800   iShares Russell 1000 Value Index Fund                     1,568
INVESTMENT COMPANY (COST-$1,009) (3%)
     1,008,782   Paydenfunds Cash Reserves Money Market Fund *             1,009
                                                                    ------------
TOTAL (COST-$48,906) (a) (100%)                                           32,227
OTHER ASSETS, NET OF LIABILITIES (0%)                                         38
                                                                    ------------
NET ASSETS (100%)                                                   $     32,265
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $     83
Unrealized depreciation        (16,762)
                              --------
Net unrealized depreciation   $(16,679)
                              ========

(b)  Non-income producing security.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $32,227            $--
Level 2            --             --
Level 3            --             --
              -------            ---
Total         $32,227            $--
              =======            ===

Payden U.S. Growth Leaders Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                            Value
  or Shares                    Security Description                    (000)
--------------                 --------------------                 ------------
COMMON STOCKS (89%)
CONSUMER DISCRETIONARY (10%)
        13,200   Amazon.com, Inc. (b)                               $        776
        20,500   Apollo Group (b)                                          1,670
        45,400   Dollar Tree, Inc. (b)                                     1,939
        29,200   McDonald's Corp.                                          1,694
        13,400   Nike Inc. - Cl. B                                           606
                                                                    ------------
                                                                           6,685
                                                                    ------------
CONSUMER STAPLES (12%)
        39,600   Altria Group, Inc.                                          655
        23,300   Coca-Cola Co.                                               995
        21,600   General Mills, Inc.                                       1,278
        24,500   Pepsico, Inc.                                             1,231
        37,900   Philip Morris International Inc.                          1,408
        17,900   Procter & Gamble Co.                                        976
        37,300   Wal-Mart Stores, Inc.                                     1,758
                                                                    ------------
                                                                           8,301
                                                                    ------------
ENERGY (10%)
        16,600   Anadarko Petroleum Corp.                                    610
        27,300   CONSOL Energy Inc.                                          744
        21,000   Exxon Mobil Corp.                                         1,606
        13,800   National-Oilwell Varco Inc. (b)                             365
        24,200   Occidental Petroleum Corp.                                1,320
        28,800   Petroleo Brasileiro S.A.                                    755
        12,000   Schlumberger Ltd.                                           490
        10,300   XTO Energy                                                  382
                                                                    ------------
                                                                           6,272
                                                                    ------------
FINANCIAL (2%)
         8,400   Goldman Sachs Group, Inc. (b)                               678
        23,900   JP Morgan Chase & Co.                                       610
                                                                    ------------
                                                                           1,288
                                                                    ------------
HEALTHCARE (16%)
        12,900   Abbott Laboratories                                         715
        29,700   Amgen Inc. (b)                                            1,629
        19,200   Baxter International Inc.                                 1,126
         9,000   Becton, Dickinson and Co.                                   654
        17,100   Cardinal Health, Inc.                                       644
         6,100   Celgene Corp. (b)                                           323
        12,200   Express Scripts, Inc. (b)                                   656
         8,700   Genentech, Inc. (b)                                         707
        33,100   Gilead Sciences Inc. (b)                                  1,681
        11,100   Johnson & Johnson                                           640
        42,700   Pfizer, Inc.                                                623
        35,200   Schering-Plough Corp.                                       618
        17,400   Thermo Fisher Scientific, Inc. (b)                          625
                                                                    ------------
                                                                          10,641
                                                                    ------------
INDUSTRIAL (7%)
        39,800   Ametek Inc.                                               1,272
         7,400   Boeing Co.                                                  313
        23,900   Danaher Corp.                                             1,337
        14,900   Fluor Corp.                                                 580
        12,600   Stericycle Inc (b)                                          616
        15,900   Union Pacific Corp.                                         696
                                                                    ------------
                                                                           4,814
                                                                    ------------
MATERIALS (5%)
        18,100   Barrick Gold Corp.                                          679
        10,100   Monsanto Co.                                                768
         9,300   Potash Corp. of Saskatchewan Inc.                           696
        21,700   Praxair, Inc.                                             1,351
                                                                    ------------
                                                                           3,494
                                                                    ------------
TECHNOLOGY (24%)
        17,400   Agilent Technologies, Inc. (b)                              315
        32,700   Ansys, Inc. (b)                                             813
         3,800   Apple Computer, Inc. (b)                                    342
        82,800   Cisco Systems Inc. (b)                                    1,240
        32,000   Cognizant Technology Solutions Corp. (b)                    599
         3,600   Google Inc. (b)                                           1,219
        64,400   Hewlett-Packard Co.                                       2,238
        48,300   Intel Corporation                                           624
        27,500   International Business Machines Corp.                     2,520
       144,100   Mircosoft Corp.                                           2,464
        76,100   Oracle Corp. (b)                                          1,281
        35,400   Qualcomm, Inc.                                            1,222
         7,200   Visa Inc.                                                   355
        17,400   Yahoo!, Inc. (b)                                            204
                                                                    ------------
                                                                          15,436
                                                                    ------------
TELECOMMUNICATION (2%)
        43,800   AT&T Inc.                                                 1,078
         6,700   China Mobile (Hong Kong) Ltd.                               301
                                                                    ------------
                                                                           1,379
                                                                    ------------
UTILITIES (1%)
         6,200   Exelon Corp.                                                336
                                                                    ------------
TOTAL COMMON STOCKS (COST-$61,669)                                        58,646
EXCHANGE TRADED FUNDS (COST-$4,537) (7%)
        46,000   iShares Russell 1000 Growth Index Fund                    1,617
        55,300   PowerShares QQQ                                           1,607
        15,000   S&P 500 Depository Receipt Trust                          1,243
                                                                    ------------
                                                                           4,467
                                                                    ------------
INVESTMENT COMPANY (COST-$2,621) (4%)
     2,621,446   Paydenfunds Cash Reserves Money Market Fund *             2,621
                                                                    ------------
TOTAL (COST-$68,827) (a) (100%)                                           65,734
LIABILITIES IN EXCESS OF OTHER ASSETS (-0%)                                 (262)
                                                                    ------------
NET ASSETS (100%)                                                   $     65,472
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation       $ 1,935
Unrealized depreciation        (5,028)
                              -------
Net unrealized depreciation   $(3,093)
                              =======

(b)  Non-income producing security.

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $65,734            $--
Level 2            --             --
Level 3            --             --
              -------            ---
Total         $65,734            $--
              =======            ===

Payden Global Equity

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (63%)
U.S. GOVERNMENT AGENCY (46%)
       500,000   FHLB Disc Note, 3.34%, 3/4/09 (b)                  $        498
       100,000   FHLB Disc Note, 0.42%, 5/18/09 (b)                          100
       289,000   FHLB Disc Note, 2.60%, 7/16/09 (b)                          286
     1,100,000   FHLMC Disc Note, 1.65%, 5/11/09 (b)                       1,095
       500,000   FHLMC Disc Note, 0.90%, 2/9/09 (b)                          500
                                                                    ------------
                                                                           2,479
                                                                    ------------
FOREIGN GOVERNMENT (17%)
       700,000   French Treasury Bill, 0.00%, 3/26/09                        895
                                                                    ------------
TOTAL BONDS (COST-$3,493)                                                  3,374
EXCHANGE TRADED FUNDS (COST-$1,173) (18%)
         9,500   Financial Select Sector SPDR Fund                            87
        22,900   iShares MSCI Switzerland Index Fund                         363
         5,100   iShares S&P Global Consumer Staples Index Fund              223
         3,500   PowerShares QQQ                                             102
         2,200   S&P 500 Depository Receipt Trust                            182
                                                                    ------------
                                                                             957
                                                                    ------------
INVESTMENT COMPANY (COST-$1,056) (20%)
     1,055,710   Paydenfunds Cash Reserves Money Market Fund *             1,056
                                                                    ------------
TOTAL (COST-$5,722) (a) (101%)                                             5,387
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                                  (74)
                                                                    ------------
NET ASSETS (100%)                                                   $      5,313
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   1
Unrealized depreciation        (336)
                              -----
Net unrealized depreciation   $(335)
                              =====

(b)  Yield to maturity at time of purchase.

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-------   --------------   -----------
Level 1       $4,492          $(263)
Level 2          895             --
Level 3           --             --
              ------          -----
Total         $5,387          $(263)
              ======          =====

OPEN FORWARD CURRENCY CONTRACTS TO USD

                                                                  Unrealized
                                                     Contract    Appreciation
 Delivery                                 Contract     Value    (Depreciation)
   Date     Currency (000s)                 Price     (000s)        (000s)
---------   ---------------               --------   --------   --------------
ASSETS:
3/24/2009   Euro (Buy 62)                   1.2803     $ 79          $  2
3/24/2009   Euro (Buy 75)                   1.2803       96             1
3/24/2009   Norwegian Krone (Buy 213)       6.9263       31             1
3/24/2009   Swiss Franc (Sell 230)          1.1594      198             8
                                                                     ----
                                                                     $ 12
                                                                     ====
LIABILITIES:
3/24/2009   Australian Dollar (Buy 239)     0.6333     $151          $ (6)
3/24/2009   British Pound (Buy 294)         1.4405      424            (3)
3/24/2009   Canadian Dollar (Buy 237)       1.2400      191            (2)
3/24/2009   Danish Krone (Buy 99)           5.8301       17            (1)
3/24/2009   Japanese Yen (Buy 67,774)      89.6976      756            (6)
                                                                     ----
                                                                     $(18)
                                                                     ====

OPEN FUTURES CONTRACTS

                                                                       Unrealized
                                                           Current    Appreciation
Number of                                     Expiration    Value    (Depreciation)
Contracts   Contract Type                        Date       (000s)       (000s)
---------   -------------                     ----------   -------   --------------
2           Australian SPI 200 Index Future     Mar-09      $  109       $  (4)
6           CAC40 10 Euro Future                Feb-09         228          (9)
2           Canadian TSE 60 Index Future        Mar-09         166          --
2           DAX Index Future                    Mar-09         275         (28)
20          E-Mini MSCI Future                  Mar-09         520         (37)
8           FTSE 100 Index Future               Mar-09         469         (24)
1           Hang Seng Index Future              Mar-09          85           5
6           Mexican Bolsa Index Future          Mar-09          82          (9)
1           Nasdaq 100 Future                   Mar-09         118          (1)
21          OMXS30 Index Future                 Feb-09         155          (1)
38          S&P 500 E-Mini Future               Mar-09       1,563         (99)
1           S&P/MIB Index Future                Mar-09         114          (9)
7           Topix Index Future                  Mar-09         604         (47)
                                                                         -----
                                                                         $(263)
                                                                         =====

Payden/Kravitz Cash Balance Plan Fund

SCHEDULE OF INVESTMENTS - January 31, 2009

   Principal                                                            Value
   or Shares                   Security Description                     (000)
--------------                 --------------------                 ------------
BONDS (24%)
CORPORATE (20%)
        50,000   Abbott Laboratories, 5.60%, 5/15/11                $         54
        50,000   Allied Waste North America, 7.875%, 4/15/13                  50
        50,000   American Electric Power, 5.375%, 3/15/10                     50
        50,000   Astrazeneca PLC, 5.40%, 9/15/12                              53
        50,000   Bank of America Corp., 4.25%, 10/1/10                        50
        50,000   Bank of New York Mellon, 4.95%, 11/1/12                      51
        50,000   Berkshire Hathaway Finance, 4.125%, 1/15/10                  51
       100,000   Bottling Group LLC, 6.95%, 3/15/14                          115
        50,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                49
        50,000   Cisco Systems Inc., 5.25%, 2/22/11                           52
        50,000   Citigroup Inc., 5.125%, 2/14/11                              48
        50,000   Comcast Cable Communication, 6.75%, 1/30/11                  51
        50,000   Conoco Funding Co., 6.35%, 10/15/11                          53
        50,000   Costco Wholesale Corp., 5.30%, 3/15/12                       53
        50,000   Cox Communications Inc., 4.625%, 1/15/10                     49
        50,000   Credit Suisse First Boston, 6.125%, 11/15/11                 51
        50,000   CSC Holdings Inc., 7.625%, 4/1/11                            50
        50,000   CVS Caremark Corp., 5.75%, 8/15/11                           52
        50,000   Devon Financing Corp. ULC, 6.875%, 9/30/11                   53
        50,000   Diageo Capital PLC, 5.20%, 1/30/13                           51
        50,000   DirecTV Holdings/Finance, 8.375%, 3/15/13                    50
        50,000   General Electric Capital Corp., 4.875%, 10/21/10             50
        50,000   General Mills Inc., 6.00%, 2/15/12                           53
        50,000   Georgia-Pacific Corp., 8.125%, 5/15/11                       48
        50,000   GlaxoSmithKline Capital Inc., 4.85%, 5/15/13                 52
        50,000   Goldman Sachs Group Inc, 6.875%, 1/15/11                     51
        50,000   Hewlett-Packard Co., 5.25%, 3/1/12                           53
        50,000   Honeywell International Inc., 7.50%, 3/1/10                  53
        50,000   IBM Corp., 4.75%, 11/29/12                                   53
        50,000   John Deere Capital Corp., 7.00%, 3/15/12                     53
        50,000   Johnson & Johnson, 5.15%, 8/15/12                            54
        50,000   JP Morgan Chase & Co., 5.60%, 6/1/11                         51
        50,000   Kellogg Co., 6.60%, 4/1/11                                   54
        50,000   Midamerican Energy Holdings, 5.875%, 10/1/12                 52
        50,000   Nalco Co., 7.75%, 11/15/11                                   48
        50,000   NYSE Euronext, 4.80%, 6/28/13                                49
        50,000   Oracle Corp., 5.00%, 1/15/11                                 52
        50,000   Rogers Wireless Inc., 9.625%, 5/1/11                         51
        50,000   Simon Property Group LP, 5.60%, 9/1/11                       44
        50,000   Sprint Capital Corp., 8.375%, 3/15/12                        40
        50,000   Steel Dynamics Inc., 7.375%, 11/1/12                         45
        50,000   Target Corp., 5.875%, 3/1/12                                 53
        50,000   Textron Financial Corp., 4.60%, 5/3/10                       44
        50,000   Time Warner Cable Inc., 5.40%, 7/2/12                        49
        50,000   Unilever Capital Corp., 7.125%, 11/1/10                      54
        50,000   UnitedHealth Group Inc., 5.25%, 3/15/11                      50
        50,000   Veolia Environnement, 5.25%, 6/3/13                          47
        50,000   Vodaphone Group PLC, 5.50%, 6/15/11                          51
        77,000   Wachovia Corp., 5.30%, 10/15/11                              78
        50,000   Wal-Mart Stores Inc., 4.125%, 7/1/10                         52
        50,000   Walgreen Co., 4.875%, 8/1/13                                 53
        50,000   Walt Disney Co., 6.375%, 3/1/12                              54
        50,000   Wellpoint Inc., 5.00%, 1/15/11                               50
        50,000   Xerox Corp., 5.50%, 5/15/12                                  46
                                                                    ------------
                                                                           2,823
                                                                    ------------
COMMERCIAL PAPER (1%)
       100,000   Royal Bank of Scotland, 0.60%, 7/22/09                      100
MORTGAGE BACKED (3%)
       108,587   GN 700755 30YR, 6.50%, 10/15/38                             112
       347,554   GN 704005 30YR, 6.50%, 11/15/38                             361
                                                                    ------------
                                                                             473
                                                                    ------------
TOTAL BONDS (COST-$3,286)                                                  3,396
EXCHANGE TRADED FUNDS (COST-$144) (1%)
         1,000   iShares S&P Global Utilities Index Fund                      43
         1,500   iShares S&P U.S. Preferred Stock Index Fund                  39
         1,000   Vanguard Consumer Staples ETF                                53
                                                                    ------------
                                                                             135
                                                                    ------------
INVESTMENT COMPANY (COST-$10,384) (74%)
    10,383,716   Paydenfunds Cash Reserves Money Market Fund *            10,384
                                                                    ------------
TOTAL (COST-$13,814) (a) (99%)                                            13,915
OTHER ASSETS, NET OF LIABILITIES (1%)                                        116
                                                                    ------------
NET ASSETS (100%)                                                   $     14,031
                                                                    ============

*    Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $125
Unrealized depreciation        (24)
                              ----
Net unrealized appreciation   $101
                              ====

VALUATION INPUTS (000S)

                              Other
          Investments in    Financial
Level       Securities     Instruments
-----     --------------   -----------
Level 1       $10,618          $--
Level 2         3,297           --
Level 3            --           --
              -------          ---
Total         $13,915          $--
              =======          ===

PaydenWilshire Longevity Fund 2010+

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$232) (36%)
        64,461   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14    $         64
        96,446   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26              90
        55,899   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17             57
         5,991   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32              7
                                                                    ------------
                                                                             218
                                                                    ------------
EXCHANGE TRADED FUNDS (COST-$372) (36%)
           427   iShares MSCI EMU Index Fund                                  11
           992   iShares MSCI Pacific ex-Japan Index Fund                     22
         1,601   iShares MSCI United Kingdom Index Fund                       18
         1,081   SPDR DJ Wilshire International Real Estate ETF               26
           357   SPDR Russell/Nomura Prime Japan ETF                          11
           687   Vanguard Emerging Markets ETF                                15
         1,155   Vanguard Growth ETF                                          43
           156   Vanguard Small-Cap Growth ETF                                 6
           691   Vanguard Small-Cap Value ETF                                 26
         1,028   Vanguard Value ETF                                           37
                                                                    ------------
                                                                             215
                                                                    ------------
INVESTMENT COMPANIES (COST-$258) (30%)
            23   Metzler/Payden European Emerging Markets Fund                --
           772   Paydenfunds Cash Reserves Money Market Fund *                 1
         1,342   Paydenfunds Core Bond Fund *                                 13
         3,408   Paydenfunds Global Fixed Income Fund *                       29
         4,195   Paydenfunds GNMA Fund *                                      42
         9,503   Paydenfunds U.S. Growth Leaders Fund *                       53
         6,545   Paydenfunds Value Leaders Fund *                             44
                                                                    ------------
                                                                             182
                                                                    ------------
TOTAL (COST-$862) (a) (102%)                                                 615
LIABILITIES IN EXCESS OF OTHER ASSETS (-2%)                                  (10)
                                                                    ------------
NET ASSETS (100%)                                                   $        605
                                                                    ============

*   Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   1
Unrealized depreciation        (248)
                              -----
Net unrealized depreciation   $(247)
                              =====

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1        $397             $--
Level 2         218              --
Level 3          --              --
               ----             ---
Total           615              --
               ====             ===

PaydenWilshire Longevity Fund 2020+

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$425) (25%)
       128,922   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14    $        128
       167,173   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26             155
       111,797   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17            114
        11,983   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32             15
                                                                    ------------
                                                                             412
                                                                    ------------
EXCHANGE TRADED FUNDS (COST-$964) (38%)
         1,739   iShares MSCI EMU Index Fund                                  44
         2,686   iShares MSCI Pacific ex-Japan Index Fund                     60
         5,062   iShares MSCI United Kingdom Index Fund                       56
         2,283   SPDR DJ Wilshire International Real Estate ETF               54
         1,449   SPDR Russell/Nomura Prime Japan ETF                          47
         2,241   Vanguard Emerging Markets ETF                                48
         3,122   Vanguard Growth ETF                                         117
           837   Vanguard Small-Cap Growth ETF                                33
         2,290   Vanguard Small-Cap Value ETF                                 85
         2,572   Vanguard Value ETF                                           94
                                                                    ------------
                                                                             638
                                                                    ------------
INVESTMENT COMPANIES (COST-$806) (38%)
            33   Metzler/Payden European Emerging Markets Fund                 1
        34,278   Paydenfunds Cash Reserves Money Market Fund *                34
         5,452   Paydenfunds Core Bond Fund *                                 53
         8,206   Paydenfunds Global Fixed Income Fund *                       70
        15,733   Paydenfunds GNMA Fund *                                     158
        28,736   Paydenfunds U.S. Growth Leaders Fund *                      159
        23,698   Paydenfunds Value Leaders Fund *                            158
                                                                    ------------
                                                                             633
                                                                    ------------
TOTAL (COST-$2,195) (a) (101%)                                             1,683
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                                   (9)
                                                                    ------------
NET ASSETS (100%)                                                          1,674
                                                                    ============

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   3
Unrealized depreciation        (515)
                              -----
Net unrealized depreciation   $(512)
                              =====

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $1,271             $--
Level 2          412              --
Level 3           --              --
              ------             ---
Total         $1,683             $--
              ======             ===

PaydenWilshire Longevity Fund 2030+

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$210) (17%)
        57,555   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14    $         57
        84,658   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26              79
        52,735   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17             54
         5,991   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32              7
                                                                    ------------
                                                                             197
                                                                    ------------
EXCHANGE TRADED FUNDS (COST-$907) (45%)
         1,656   iShares MSCI EMU Index Fund                                  42
         2,894   iShares MSCI Pacific ex-Japan Index Fund                     65
         6,236   iShares MSCI United Kingdom Index Fund                       69
         1,426   SPDR DJ Wilshire International Real Estate ETF               34
         1,214   SPDR Russell/Nomura Prime Japan ETF                          39
         1,623   Vanguard Emerging Markets ETF                                35
         2,081   Vanguard Growth ETF                                          78
           743   Vanguard Small-Cap Growth ETF                                29
         1,641   Vanguard Small-Cap Value ETF                                 61
         2,167   Vanguard Value ETF                                           79
                                                                    ------------
                                                                             531
                                                                    ------------
INVESTMENT COMPANIES (COST-$694) (40%)
           974   Metzler/Payden European Emerging Markets Fund                10
        19,768   Paydenfunds Cash Reserves Money Market Fund *                20
         3,951   Paydenfunds Core Bond Fund *                                 38
         5,229   Paydenfunds Global Fixed Income Fund *                       45
         8,231   Paydenfunds GNMA Fund *                                      83
        27,248   Paydenfunds U.S. Growth Leaders Fund *                      151
        17,925   Paydenfunds Value Leaders Fund *                            119
                                                                    ------------
                                                                             466
                                                                    ------------
TOTAL (COST-$1,811) (a) (102%)                                             1,194
LIABILITIES IN EXCESS OF OTHER ASSETS (-2%)                                  (25)
                                                                    ------------
NET ASSETS (100%)                                                          1,169
                                                                    ============

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $   3
Unrealized depreciation        (620)
                              -----
Net unrealized depreciation   $(617)
                              =====

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $  997             $--
Level 2          197              --
Level 3           --              --
              ------             ---
Total         $1,194             $--
              ======             ===

PaydenWilshire Longevity Fund 2040+

SCHEDULE OF INVESTMENTS - January 31, 2009

  Principal                                                             Value
  or Shares                    Security Description                     (000)
--------------                 --------------------                 ------------
U.S. TREASURY INFLATION INDEXED NOTES (COST-$36) (3%)
        12,662   U.S. Treasury Inflation Indexed, 2.00%, 1/15/14    $         13
        18,218   U.S. Treasury Inflation Indexed, 2.00%, 1/15/26              17
         5,273   U.S. Treasury Inflation Indexed, 2.375%, 1/15/17              5
         1,198   U.S. Treasury Inflation Indexed, 3.375%, 4/15/32              1
                                                                    ------------
                                                                              36
                                                                    ------------
EXCHANGE TRADED FUNDS (COST-$1,405) (57%)
         2,886   iShares MSCI EMU Index Fund                                  73
         3,079   iShares MSCI Pacific ex-Japan Index Fund                     69
         9,625   iShares MSCI United Kingdom Index Fund                      107
         1,088   SPDR DJ Wilshire International Real Estate ETF               26
         2,213   SPDR Russell/Nomura Prime Japan ETF                          71
         2,497   Vanguard Emerging Markets ETF                                54
         3,909   Vanguard Growth ETF                                         147
         1,400   Vanguard Small-Cap Growth ETF                                55
         1,739   Vanguard Small-Cap Value ETF                                 64
         2,861   Vanguard Value ETF                                          105
                                                                    ------------
                                                                             771
                                                                    ------------
INVESTMENT COMPANIES (COST-$916) (41%)
         1,195   Metzler/Payden European Emerging Markets Fund                12
        18,620   Paydenfunds Cash Reserves Money Market Fund *                19
         2,274   Paydenfunds Core Bond Fund *                                 22
         5,162   Paydenfunds Global Fixed Income Fund *                       44
         6,561   Paydenfunds GNMA Fund *                                      66
        36,644   Paydenfunds U.S. Growth Leaders Fund *                      203
        27,727   Paydenfunds Value Leaders Fund *                            185
                                                                    ------------
                                                                             551
                                                                    ------------
TOTAL (COST-$2,357) (a) (101%)                                             1,358
LIABILITIES IN EXCESS OF OTHER ASSETS (-1%)                                  (10)
                                                                    ------------
NET ASSETS (100%)                                                         $1,348
                                                                    ============

*    Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)  Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation       $     3
Unrealized depreciation        (1,002)
                              -------
Net unrealized depreciation   $  (999)
                              =======

VALUATION INPUTS (000S)

          Investments in   Other Financial
Level       Securities       Instruments
-----     --------------   ---------------
Level 1       $1,322            $ --
Level 2           36              --
Level 3           --              --
              ------            ----
Total         $1,358            $ --
              ======            ====

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.    ORGANIZATION AND RELATED MATTERS

The Payden & Rygel Investment Group (the "P&R Group" or "Paydenfunds" and "Longevity Funds") is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its twenty-two funds (each a "Fund," collectively the "P&R Funds") is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S., or outside the U.S. for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.

Fair value pricing may occur when (1) developments occur (a "significant event") that will affect the value of a Fund's holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.

In September 2006, the Financial Accounting Standards Board issued Statement Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. The various inputs that may be used to determine the value of the Fund's investments are summarized in three broad levels. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1--Quoted prices in active markets for identical securities

Level 2--Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.

Level 3--Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, the two tax exempt funds and the Longevity Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, U.S. Growth Leaders and Global Equity Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by

NOTES TO FINANCIAL STATEMENTS continued

the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund and the Longevity Funds) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Payden Limited Maturity, Core Bond, and Emerging Markets Bond Funds have entered into one or more of the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays              Fund Receives           Counterparty
-------------          ----------------        ---------------
5.503%                 3M US Libor             CSFB
3M JIBAR               2.341%                  CSFB
3M Telbor              4.66%                   Citigroup
11.12%                 3M JIBAR                Deutsche Bank
3M JIBAR               12.45%                  Deutsche Bank
28D TIIE               8.74%                   Deutsche Bank
28D TIIE               7.64%                   CSFB

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is "marked-to-market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

The U.S. Treasury Department established a Temporary Guarantee Program from Money Market Funds (the "Program"). Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they receive $1.00 for each fund share held by them as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund's net asset value per share falls below $0.995, commonly referred to as "breaking the buck." The Payden Cash Reserves Money Market Fund participated in the initial three month period and has renewed its participation through April 18, 2009.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Affiliated Investment

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) and the Longevity Funds invests in other Funds of the P&R Group (an "affiliated Fund").

3. RELATED PARTY TRANSACTIONS

Payden & Rygel and Payden/KDS Investment Advisers (the "Advisers") provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

                                                         Adviser Fees Based on Assets
                                                    ---------------------------------------             Current
                                                    Between   Between    Between                       Voluntary
                                                    0 -- 500  0.5 -- 1   1 -- 2      Over 2  Expense    Expense
                                                     Million   Billion   Billion    Billion  Guarantee  Limit*
                                                    --------  --------  ---------   -------  --------- ---------
Payden Cash Reserves Money Market ................    0.15%     0.15%       0.15%    0.15%     0.50%      0.25%
Payden Limited Maturity ..........................    0.28%     0.28%       0.25%    0.25%     0.60%      0.50%
Payden Short Bond ................................    0.28%     0.28%       0.25%    0.25%     0.60%      0.53%
Payden U.S. Government ...........................    0.28%     0.28%       0.25%    0.25%     0.60%       n/a
Payden GNMA ......................................    0.27%     0.27%       0.27%    0.27%     0.50%       n/a
Payden Core Bond .................................    0.28%     0.28%       0.25%    0.25%     0.60%       n/a
Payden High Income ...............................    0.35%     0.35%       0.35%    0.35%     0.75%       n/a
Payden Tax Exempt Bond ...........................    0.32%     0.28%       0.25%    0.25%     0.60%      0.55%
Payden California Municipal Income ...............    0.32%     0.32%       0.25%    0.25%     0.80%      0.55%
Payden Global Short Bond .........................    0.30%     0.30%       0.30%    0.25%     0.70%       n/a
Payden Global Fixed Income .......................    0.30%     0.30%       0.30%    0.25%     0.70%       n/a
Payden Emerging Markets Bond .....................    0.45%     0.45%       0.45%    0.45%     1.25%      0.90%
Payden Value Leaders .............................    0.50%     0.50%       0.50%    0.30%     0.80%       n/a
Payden U.S. Growth Leaders .......................    0.60%     0.60%       0.50%    0.50%     1.00%       n/a
Payden Global Equity .............................    0.95%     0.95%       0.95%    0.95%     1.50%       n/a
Payden/Wilshire Longevity Fund 2010+ .............                      See below              1.40%       n/a
Payden/Wilshire Longevity Fund 2020+ .............                      See below              1.40%       n/a
Payden/Wilshire Longevity Fund 2030+ .............                      See below              1.40%       n/a
Payden/Wilshire Longevity Fund 2040+ .............                      See below              1.40%       n/a
Payden/Kravitz Cash Balance Plan - Institutional
   Class .........................................    1.10%     1.10%       1.10%    1.10%     1.25%       n/a
Payden/Kravitz Cash Balance Plan - Adviser
   Class .........................................    1.10%     1.10%        110%    1.10%     1.50%       n/a

* Limit effective February 28, 2008

NOTES TO FINANCIAL STATEMENTS CONTINUED

Payden & Rygel (the "Adviser") provides investment advisory services to the Longevity Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.10% for the passive fixed income assets over which it has day-to-day investment management responsibility.

Wilshire Associates (the "Sub-adviser") provides day-to-day investment management to the Longevity Funds including asset allocation through its investment programs. Under the terms of the investment sub-advisory agreement, Wilshire Associates is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate of 0.15%, subject to a combined annual minimum fee of $150,000.

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes); will not exceed the percentages indicated above ("expense guarantee") of that Fund's average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds' total expenses, including advisory fees, to the percentages indicated above of that Fund's average daily net assets on an annualized basis through February 27, 2009 (exclusive of interest and taxes). For the Longevity Funds the Adviser has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including indirect fees and expenses of each underlying fund or ETF, but exclusive of interest and taxes, will not exceed the expense guarantee of that Fund's average daily net assets on an annualized basis.

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is nor considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, Payden & Rygel Distributors is not entitled to receive any fees from the Funds. The Longevity Funds and the Payden/Kravitz Cash Balance Plan - Adviser Class have adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. FUND TERMINATION

On December 16, 2008 the Board of Trustees voted to close the Payden Opportunity Bond and Payden Market Return Funds. On January 30, 2009 the Funds closed and assets were transfer to other Funds or distributed in cash.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group


By (Signature and Title)                /s/ JOAN A. PAYDEN
                                        ----------------------------------------
                                        JOAN A. PAYDEN
                                        CHAIRMAN

Date 3/27/09

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ JOAN A. PAYDEN
                                        ----------------------------------------
                                        JOAN A. PAYDEN
                                        CHAIRMAN

Date 3/27/09


By (Signature and Title)                /s/ BRIAN W. MATTHEWS
                                        ----------------------------------------
                                        BRIAN W. MATTHEWS
                                        CHIEF FINANCIAL OFFICER

Date 3/27/09